AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 50.5%
Mexico – 0.8%
Mexican Bonos Series M 20 8.50%, 05/31/2029	MXN	645,000	$38,367,573

Russia – 0.7%
Russian Federal Bond - OFZ
Series 6217 7.50%, 08/18/2021	RUB	670,156	9,016,644
Series 6227 7.40%, 07/17/2024		1,925,000	27,151,962

			36,168,606

United States – 49.0%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	37,958	34,529,554
1.25%, 05/15/2050		33,090	28,508,845
4.50%, 02/15/2036		17,631	25,190,291
5.50%, 08/15/2028(a) (b)		161,400	216,528,187
6.00%, 02/15/2026		30,903	39,420,257
6.125%, 11/15/2027(c)		469,196	637,154,049
6.125%, 08/15/2029		47,418	67,718,831
6.25%, 05/15/2030(c)		122,903	180,378,622
6.375%, 08/15/2027		45,300	61,792,577
6.50%, 11/15/2026		39,144	52,318,403
6.625%, 02/15/2027		106,822	144,960,385
6.875%, 08/15/2025		18,100	23,365,969
7.50%, 11/15/2024		20,000	25,450,000
U.S. Treasury Notes 0.625%, 05/15/2030		230,145	221,442,354
1.50%, 08/15/2026(b)		69,083	72,688,164
1.625%, 08/15/2022(b) (c)		100,287	102,622,011
1.625%, 10/31/2023-08/15/2029		45,600	47,647,559
1.75%, 11/15/2029(c)		78,385	83,504,520
2.125%, 07/31/2024(b)		125,561	133,820,879
2.25%, 11/15/2025(b) (d)		16,500	17,936,016
2.625%, 02/15/2029		9,944	11,272,456
2.875%, 09/30/2023		65,000	69,682,031
3.125%, 11/15/2028		39,000	45,630,000

			2,343,561,960

Total Governments - Treasuries (cost $2,308,687,590)			2,418,098,139

MORTGAGE PASS-THROUGHS – 23.9%
Agency Fixed Rate 30-Year – 23.9%
Federal Home Loan Mortgage Corp. Series 2020 2.50%, 08/01/2050-09/01/2050		130,283	139,148,627
4.50%, 02/01/2050		5,901	6,603,038
Federal National Mortgage Association
Series 1998 8.00%, 06/01/2028		4	4,352

	Principal Amount (000)		U.S. $ Value

Series 1999 7.50%, 11/01/2029	U.S.$	8	$9,365
Series 2020 2.50%, 08/01/2050-09/01/2050		74,671	79,570,041
4.50%, 02/01/2050		10,786	12,002,090
Government National Mortgage Association Series 2021 3.00%, 02/01/2051, TBA		77,688	81,402,534
Uniform Mortgage-Backed Security Series 2021 1.50%, 02/01/2051, TBA		85,148	85,413,848
3.00%, 02/01/2051, TBA		315,523	331,743,362
3.50%, 02/01/2051, TBA		13,429	14,265,985
4.00%, 02/01/2051, TBA		92,255	98,885,857
4.50%, 02/01/2051, TBA		271,125	294,594,635

Total Mortgage Pass-Throughs (cost $1,142,487,890)			1,143,643,734

CORPORATES - INVESTMENT GRADE – 13.9%
Financial Institutions – 8.0%
Banking – 4.7%
AIB Group PLC 4.263%, 04/10/2025(e)		4,005	4,373,019
4.75%, 10/12/2023(e)		1,734	1,906,221
Ally Financial, Inc. 5.80%, 05/01/2025		1,497	1,774,304
8.00%, 11/01/2031		75	109,098
American Express Co. Series C 3.502% (LIBOR 3 Month + 3.29%), 03/15/2021(f) (g)		1,790	1,775,644
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(e)		200	229,176
4.50%, 03/19/2024(e)		2,577	2,844,235
Banco de Credito del Peru 3.125%, 07/01/2030(e)		3,765	3,859,200
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(e)		3,998	4,572,713
Banco Santander SA 5.179%, 11/19/2025		4,000	4,660,720
Bank of America Corp.
Series DD 6.30%, 03/10/2026(f)		2,526	2,929,554
Series X 6.25%, 09/05/2024(f)		6,520	7,191,625
Series Z 6.50%, 10/23/2024(f)		2,072	2,356,714
Bank of New York Mellon Corp. (The)
Series E 3.659% (LIBOR 3 Month + 3.42%), 03/20/2021(f) (g)		844	840,075
Series G 4.70%, 09/20/2025(f)		992	1,086,736

		Principal Amount (000)	U.S. $ Value

Barclays Bank PLC 6.86%, 06/15/2032(e) (f)	U.S.$	656	$927,427
Barclays PLC 7.125%, 06/15/2025(f)	GBP	333	508,730
7.25%, 03/15/2023(e) (f)		1,350	1,965,309
7.875%, 03/15/2022(e) (f)	U.S.$	205	215,621
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(e)		5,343	5,990,839
BNP Paribas SA 6.75%, 03/14/2022(e) (f)		1,296	1,353,582
7.625%, 03/30/2021(e) (f)		4,218	4,253,811
Capital One Financial Corp. Series E 4.025% (LIBOR 3 Month + 3.80%), 03/01/2021(f) (g)		395	392,515
CIT Group, Inc. 3.929%, 06/19/2024		1,568	1,667,348
Citigroup, Inc. 5.95%, 01/30/2023(f)		2,055	2,155,818
Series Q 4.316% (LIBOR 3 Month + 4.10%), 05/15/2021(f) (g)		1,384	1,382,395
Series T 6.25%, 08/15/2026(f)		1,388	1,594,382
Series U 5.00%, 09/12/2024(f)		2,540	2,633,599
Series V 4.70%, 01/30/2025(f)		3,590	3,673,324
Series W 4.00%, 12/10/2025(f)		2,865	2,917,057
Comerica, Inc. 5.625%, 07/01/2025(f)		10,316	11,424,970
Commonwealth Bank of Australia 4.50%, 12/09/2025(e)		6,462	7,406,809
Cooperatieve Rabobank UA 4.625%, 12/01/2023		2,250	2,500,808
Credit Agricole SA 6.50%, 06/23/2021(e) (f)	EUR	3,780	4,683,870
8.125%, 12/23/2025(e) (f)	U.S.$	2,233	2,700,657
Danske Bank A/S 3.244%, 12/20/2025(e)		200	215,044
5.00%, 01/12/2022(e)		478	497,622
5.375%, 01/12/2024(e)		1,459	1,643,432
5.875%, 04/06/2022(e) (f)	EUR	3,302	4,182,453
Discover Bank 3.45%, 07/27/2026	U.S.$	500	556,895
4.682%, 08/09/2028		8,350	8,910,702
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		1,353	1,439,321
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(f)		760	834,792

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 4.75%, 07/04/2029(e) (f)	EUR	4,667	$6,327,810
6.00%, 09/29/2023(e) (f)		3,669	4,842,108
6.375%, 03/30/2025(f)	U.S.$	1,942	2,125,519
ING Groep NV 6.50%, 04/16/2025(f)		6,341	6,959,311
6.875%, 04/16/2022(e) (f)		515	536,743
Intesa Sanpaolo SpA 6.50%, 02/24/2021(e)		3,000	3,010,650
JPMorgan Chase & Co. Series I 3.682% (LIBOR 3 Month + 3.47%), 04/30/2021(f) (g)		213	212,005
Series S 6.75%, 02/01/2024(f)		2,998	3,348,826
Series V 3.558% (LIBOR 3 Month + 3.32%), 04/01/2021(f) (g)		1,561	1,550,245
Series Z 4.014% (LIBOR 3 Month + 3.80%), 05/01/2021(f) (g)		573	573,115
Lloyds Banking Group PLC 4.50%, 11/04/2024		4,360	4,874,393
Morgan Stanley Series H 3.851% (LIBOR 3 Month + 3.61%), 04/15/2021(f) (g)		724	721,365
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(f) (g)		1,761	1,761,299
Nationwide Building Society 3.622%, 04/26/2023(e)		1,150	1,192,067
Natwest Group PLC 8.625%, 08/15/2021(f)		3,800	3,934,178
Nordea Bank Abp 6.625%, 03/26/2026(e) (f)		8,725	9,961,769
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021(f)		793	807,472
Santander Holdings USA, Inc. 4.40%, 07/13/2027		463	530,811
Societe Generale SA 4.75%, 11/24/2025(e)		8,825	9,991,577
Standard Chartered PLC 1.722% (LIBOR 3 Month + 1.51%), 01/30/2027(e) (f) (g)		7,800	7,324,356
7.50%, 04/02/2022(e) (f)		1,278	1,340,788
7.75%, 04/02/2023(e) (f)		265	286,865
Swedbank AB 6.00%, 03/17/2022(e) (f)		200	205,870
Series NC5 5. 625%, 09/17/2024(e) (f)		2,000	2,126,240

	Principal Amount (000)		U.S. $ Value

Truist Financial Corp. Series P 4.95%, 09/01/2025(f)	U.S.$	10,721	$11,723,521
Series Q 5.10%, 03/01/2030(f)		2,924	3,304,997
UBS Group AG 7.00%, 01/31/2024-02/19/2025(e) (f)		3,569	3,918,983
UniCredit SpA 2.569%, 09/22/2026(e)		4,320	4,381,128
4.875%, 02/20/2029(e)	EUR	2,970	3,924,839
US Bancorp Series I 3.727% (LIBOR 3 Month + 3.49%), 03/01/2021(f) (g)	U.S.$	1,723	1,723,982

			222,660,998

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(f)		6,567	7,282,081

Finance – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		373	389,009
3.30%, 01/23/2023		150	156,248
3.875%, 01/23/2028		1,421	1,530,005
4.50%, 09/15/2023		2,506	2,711,617
4.875%, 01/16/2024		2,488	2,730,331
6.50%, 07/15/2025		861	1,018,511
Aircastle Ltd. 2.85%, 01/26/2028(e)		1,204	1,178,150
4.125%, 05/01/2024		678	717,982
4.25%, 06/15/2026		125	134,131
4.40%, 09/25/2023		1,716	1,834,764
5.00%, 04/01/2023		140	150,387
5.25%, 08/11/2025(e)		5,846	6,508,995
Aviation Capital Group LLC 1.95%, 01/30/2026(e)		349	346,264
2.875%, 01/20/2022(e)		1,672	1,701,661
3.50%, 11/01/2027(e)		1,437	1,513,017
3.875%, 05/01/2023(e)		3,587	3,775,318
4.125%, 08/01/2025(e)		1,592	1,727,288
4.375%, 01/30/2024(e)		1,694	1,826,268
4.875%, 10/01/2025(e)		1,315	1,465,015
5.50%, 12/15/2024(e)		4,722	5,336,899
GE Capital Funding LLC 4.40%, 05/15/2030(e)		3,510	4,061,421
Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(e)		2,067	2,327,959
5.50%, 01/16/2025(e)		4,215	4,748,956
Synchrony Financial 2.85%, 07/25/2022		806	831,478
3.95%, 12/01/2027		6,904	7,692,575
4.25%, 08/15/2024		4,911	5,393,800

	Principal Amount (000)		U.S. $ Value

4.375%, 03/19/2024	U.S.$	499	$547,338
4.50%, 07/23/2025		576	647,061

			63,002,448

Insurance – 1.3%
ACE Capital Trust II 9.70%, 04/01/2030		750	1,152,360
AIG Life Holdings, Inc. 8.125%, 03/15/2046(e)		509	749,686
Assicurazioni Generali SpA 5.50%, 10/27/2047(e)	EUR	6,630	9,735,458
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		3,100	4,709,426
CNP Assurances 4.75%, 06/27/2028(c) (e) (f)		7,200	9,961,339
Fairfax Financial Holdings Ltd. 8.30%, 04/15/2026	U.S.$	5,000	6,426,750
Hartford Financial Services Group, Inc. (The) Series ICON 2.346% (LIBOR 3 Month + 2.13%), 02/12/2047(e) (g)		3,275	3,005,991
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		4,117	5,851,245
Prudential Financial, Inc. 5.20%, 03/15/2044		4,029	4,305,430
5.625%, 06/15/2043		2,868	3,092,106
Voya Financial, Inc. 5.65%, 05/15/2053		12,065	12,783,712

			61,773,503

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		710	788,860

REITS – 0.6%
Brixmor Operating Partnership LP 4.05%, 07/01/2030		2,215	2,506,117
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025		886	1,004,999
5.375%, 04/15/2026		283	324,635
Kite Realty Group LP 4.00%, 10/01/2026		515	545,915
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		1,047	1,120,290
5.00%, 10/15/2027		75	79,231
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		336	367,090
Regency Centers LP 3.60%, 02/01/2027		1,700	1,888,547
Sabra Health Care LP 4.80%, 06/01/2024		1,946	2,129,216
Spirit Realty LP 3.20%, 01/15/2027		2,453	2,611,709
3.40%, 01/15/2030		1,800	1,947,762
4.45%, 09/15/2026		1,010	1,141,825

	Principal Amount (000)		U.S. $ Value

STORE Capital Corp. 4.625%, 03/15/2029	U.S.$	1,143	$1,314,861
Trust Fibra Uno 4.869%, 01/15/2030(e)		4,814	5,375,433
VEREIT Operating Partnership LP 3.40%, 01/15/2028		2,588	2,843,746
4.625%, 11/01/2025		1,286	1,482,604
4.875%, 06/01/2026		459	538,912
			27,222,892

			382,730,782

Industrial – 5.3%
Basic – 0.8%
Anglo American Capital PLC 4.875%, 05/14/2025(e)		2,450	2,828,010
5.375%, 04/01/2025(e)		3,216	3,743,625
ArcelorMittal SA 7.25%, 10/15/2039		1,180	1,703,708
Arconic Corp. 6.00%, 05/15/2025(e)		1,765	1,898,505
Glencore Funding LLC 4.125%, 03/12/2024(e)		7,218	7,916,125
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(e)		1,445	1,584,081
GTL Trade Finance, Inc. 7.25%, 04/16/2044(e)		274	385,056
GTL Trade Finance, Inc./Gerdau Holdings, Inc. 5.893%, 04/29/2024(e)		328	367,053
GUSAP III LP 4.25%, 01/21/2030(e)		1,491	1,628,388
Industrias Penoles SAB de CV 5.65%, 09/12/2049(e)		970	1,214,622
MEGlobal Canada ULC 5.00%, 05/18/2025(e)		1,988	2,215,377
Minsur SA 6.25%, 02/07/2024(e)		285	315,459
Nexa Resources SA 5.375%, 05/04/2027(e)		10,030	10,982,850
Suzano Austria GmbH 3.75%, 01/15/2031		1,304	1,379,241
7.00%, 03/16/2047(e)		1,532	2,027,694
Vale Overseas Ltd. 3.75%, 07/08/2030		614	671,194

			40,860,988

Capital Goods – 0.1%
General Electric Co. 3.45%, 05/01/2027		815	912,360
Series D 3.554% (LIBOR 3 Month + 3.33%), 03/15/2021(f) (g)		1,203	1,137,051

	Principal Amount (000)		U.S. $ Value

Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	U.S.$	419	$450,023
4.40%, 03/15/2024		2,081	2,287,019

			4,786,453

Communications – Media – 0.3%
Prosus NV 3.68%, 01/21/2030(e)		5,224	5,602,740
4.027%, 08/03/2050(e)		1,123	1,128,615
5.50%, 07/21/2025(e)		683	782,889
Weibo Corp. 3.50%, 07/05/2024		4,574	4,789,835

			12,304,079

Communications - Telecommunications – 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(e)		1,990	2,159,588
5.152%, 03/20/2028(e)		1,990	2,320,499

			4,480,087

Consumer Cyclical - Automotive – 0.8%
General Motors Co. 6.125%, 10/01/2025		1,290	1,554,166
6.80%, 10/01/2027		1,832	2,354,743
General Motors Financial Co., Inc. 2.20%, 04/01/2024(e)	EUR	1,571	2,020,818
3.50%, 11/07/2024	U.S.$	951	1,032,339
3.70%, 05/09/2023		336	355,985
3.95%, 04/13/2024		1,800	1,958,400
4.15%, 06/19/2023		1,073	1,153,228
5.10%, 01/17/2024		5,068	5,667,443
5.20%, 03/20/2023		1,712	1,871,302
5.25%, 03/01/2026		146	171,706
Harley-Davidson Financial Services, Inc. 2.55%, 06/09/2022(e)		130	132,707
3.35%, 06/08/2025(e)		5,173	5,586,582
Lear Corp. 3.50%, 05/30/2030		855	925,854
3.80%, 09/15/2027		1,378	1,538,399
4.25%, 05/15/2029		545	617,403
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(e)		246	252,364
2.80%, 01/13/2022(e)		225	229,104
3.45%, 03/15/2023(e)		356	373,597
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(e)		4,615	5,083,838
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(e)		3,894	4,263,190

			37,143,168

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.0%
Lennar Corp. 4.75%, 11/29/2027	U.S.$	75	$88,643
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		1,526	1,769,901

			1,858,544

Consumer Cyclical - Retailers – 0.1%
VF Corp. 2.80%, 04/23/2027		2,807	3,067,265

Consumer Non-Cyclical – 0.3%
Altria Group, Inc. 4.80%, 02/14/2029		1,145	1,357,604
BAT Capital Corp. 4.906%, 04/02/2030		5,400	6,387,876
Cigna Corp. 3.00%, 07/15/2023		6,987	7,392,036
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(e)		1,267	1,303,426

			16,440,942

Energy – 1.5%
Boardwalk Pipelines LP 5.95%, 06/01/2026		1,798	2,147,747
Cenovus Energy, Inc. 3.80%, 09/15/2023		2,500	2,639,600
Continental Resources, Inc./OK 5.75%, 01/15/2031(e)		4,401	4,761,442
Ecopetrol SA 5.875%, 09/18/2023-05/28/2045		813	915,606
6.875%, 04/29/2030		4,658	5,794,552
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(e)		937	991,283
Enable Midstream Partners LP 4.40%, 03/15/2027		7,688	8,018,200
4.95%, 05/15/2028		452	476,747
Energy Transfer Operating LP 5.50%, 06/01/2027		7,425	8,770,410
Eni SpA 4.25%, 05/09/2029(e)		1,969	2,300,442
Hess Corp. 7.30%, 08/15/2031		8,898	11,630,220
Oleoducto Central SA 4.00%, 07/14/2027(e)		1,169	1,260,474
ONEOK, Inc. 4.35%, 03/15/2029		3,952	4,441,969
5.85%, 01/15/2026		7,452	8,900,743
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		1,287	1,442,894
4.65%, 10/15/2025		3,902	4,366,026
Raizen Fuels Finance SA 5.30%, 01/20/2027(e)		2,218	2,506,340

	Principal Amount (000)		U.S. $ Value

Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	U.S.$	383	$419,776

			71,784,471

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(e)		1,612	1,862,215

Technology – 0.6%
Baidu, Inc. 3.075%, 04/07/2025		797	849,239
3.425%, 04/07/2030		225	245,727
Broadcom, Inc. 3.50%, 02/15/2041(e)		4,978	5,020,662
5.00%, 04/15/2030		2,656	3,159,976
Dell International LLC/EMC Corp. 4.90%, 10/01/2026(e)		4,940	5,753,717
NXP BV/NXP Funding LLC 5.35%, 03/01/2026(e)		3,499	4,186,938
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 06/18/2026(e)		1,227	1,393,381
VMware, Inc. 4.50%, 05/15/2025		5,333	6,058,021

			26,667,661

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(e)		4,659	5,398,709
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(e)		1,412	1,508,643
4.75%, 10/20/2028(e)		1,640	1,816,333
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(e)		8,739	9,555,750
Southwest Airlines Co. 5.25%, 05/04/2025		9,941	11,411,473

			29,690,908

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(e)		387	425,216
5.875%, 07/05/2034(e)		1,736	2,092,421

			2,517,637

			253,464,418

Utility – 0.6%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(e)		1,094	1,173,485
Colbun SA 3.15%, 03/06/2030(e)		209	223,499
ComEd Financing III 6.35%, 03/15/2033		3,462	4,098,454

	Principal Amount (000)		U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(e)	U.S.$	3,775	$3,994,422
4.375%, 02/15/2031(e)		5,315	5,629,169
Enel Finance International NV 4.625%, 09/14/2025(e)		5,060	5,836,153
Engie Energia Chile SA 4.50%, 01/29/2025(e)		6,212	6,837,083
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(e)		1,155	1,393,904

			29,186,169

Total Corporates - Investment Grade (cost $608,359,451)			665,381,369

CORPORATES - NON-INVESTMENT GRADE – 11.5%
Industrial – 9.3%
Basic – 0.8%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(e)		489	514,350
Alcoa Nederland Holding BV 6.125%, 05/15/2028(e)		510	557,461
CF Industries, Inc. 4.95%, 06/01/2043		75	90,186
Cleveland-Cliffs, Inc. 9.875%, 10/17/2025(e)		2,089	2,461,636
ERP Iron Ore, LLC 9.039%, 12/31/2019(h) (i) (j) (k) (l)		118	100,624
Graham Packaging Co., Inc. 7.125%, 08/15/2028(e)		454	493,158
Graphic Packaging International LLC 4.75%, 07/15/2027(e)		1,032	1,139,173
Hecla Mining Co. 7.25%, 02/15/2028		5,371	5,802,775
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(e)		2,965	3,305,649
INEOS Group Holdings SA 5.375%, 08/01/2024(e)	EUR	3,215	3,944,908
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(e)		107	131,969
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(e)	U.S.$	2,626	2,725,289
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(e)		2,712	3,034,728
Kaiser Aluminum Corp. 6.50%, 05/01/2025(e)		1,211	1,294,159
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(h) (i) (j) (k) (m)		1,407	0
Nouryon Holding BV
6.50%, 10/01/2026(e)	EUR	2,515	3,196,379
8.00%, 10/01/2026(e)	U.S.$	772	820,968

	Principal Amount (000)		U.S. $ Value

Peabody Energy Corp. 6.00%, 03/31/2022(e)	U.S.$	2,380	$1,989,656
SPCM SA 4.875%, 09/15/2025(e)		913	940,472
United States Steel Corp. 12.00%, 06/01/2025(e)		4,365	5,078,808
Valvoline, Inc. 4.25%, 02/15/2030(e)		1,485	1,555,953

			39,178,301

Capital Goods – 0.6%
ARD Finance SA
5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(e) (l)	EUR	1,076	1,340,226
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(e) (l)	U.S.$	5,393	5,685,678
Bombardier, Inc. 6.00%, 10/15/2022(e)		2,000	1,984,900
7.50%, 12/01/2024-03/15/2025(e)		2,675	2,538,323
7.875%, 04/15/2027(e)		1,946	1,818,031
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(e)		1,258	1,236,853
Colfax Corp. 6.375%, 02/15/2026(e)		361	386,710
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(e)		2,778	2,790,834
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(e)		1,047	1,100,156
GFL Environmental, Inc. 5.125%, 12/15/2026(e)		273	289,588
8.50%, 05/01/2027(e)		960	1,063,277
TransDigm, Inc. 6.25%, 03/15/2026(e)		33	34,839
Triumph Group, Inc. 6.25%, 09/15/2024(e)		1,309	1,293,567
7.75%, 08/15/2025		362	339,621
8.875%, 06/01/2024(e)		1,838	2,019,999
Trivium Packaging Finance BV 3.75%, 08/15/2026(e)	EUR	100	124,086
8.50%, 08/15/2027(e)	U.S.$	2,328	2,531,048
Vertical Holdco GmbH 7.625%, 07/15/2028(e)		1,124	1,216,449

			27,794,185

Communications - Media – 0.7%
Advantage Sales & Marketing, Inc. 1.00%, 10/28/2027		1,300	1,305,148
6.50%, 11/15/2028(e)		6,967	7,264,700
AMC Networks, Inc. 4.25%, 02/15/2029		4,309	4,302,795

	Principal Amount (000)			U.S. $ Value

Arches Buyer, Inc. 6.125%, 12/01/2028(e)	U.S.$	879		$903,550
Banijay Entertainment SASU 3.50%, 03/01/2025(e)	EUR	600		722,217
5.375%, 03/01/2025(e)	U.S.$	1,955		1,998,577
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/2026(e)		75		77,364
CSC Holdings LLC 3.375%, 02/15/2031(e)		459		447,975
DISH DBS Corp. 7.75%, 07/01/2026		45		49,167
iHeartCommunications, Inc. 6.375%, 05/01/2026		0	**	373
8.375%, 05/01/2027		147		157,381
Lamar Media Corp. 4.875%, 01/15/2029		364		385,851
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(e)		3,152		3,396,091
Meredith Corp. 6.875%, 02/01/2026		2,853		2,886,352
National CineMedia LLC 5.875%, 04/15/2028(e)		2,267		2,053,358
Scripps Escrow II, Inc. 5.375%, 01/15/2031(e)		2,163		2,184,911
Sinclair Television Group, Inc. 5.50%, 03/01/2030(e)		2,251		2,321,209
TEGNA, Inc. 5.00%, 09/15/2029		3,630		3,777,414
Univision Communications, Inc. 6.625%, 06/01/2027(e)		10		10,557
Ziggo Bond Co. BV 5.125%, 02/28/2030(e)		693		724,178

				34,969,168

Communications - Telecommunications – 0.3%
C&W Senior Financing DAC 6.875%, 09/15/2027(e)		247		263,559
7.50%, 10/15/2026(e)		893		948,250
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(e)		1,301		1,389,533
Consolidated Communications, Inc. 6.50%, 10/01/2028(e)		3,624		3,941,861
Frontier Communications Corp. 6.75%, 05/01/2029(e)		1,042		1,102,228
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(j) (n)		4,941		3,450,300
Telecom Italia Capital SA 7.721%, 06/04/2038		75		105,540
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(e)		2,825		2,939,525

				14,140,796

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.6%
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028(c)	U.S.$	3,792	$3,987,402
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(e)	EUR	360	451,076
8.50%, 05/15/2027(e)	U.S.$	1,679	1,777,373
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)		2,682	2,858,744
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(h) (k) (m)		2,273	0
(First Lien) 11.00%, 10/31/2024(h) (k) (m)		933	0
Ford Motor Co. 8.50%, 04/21/2023		4,765	5,336,514
Garrett LX I Sarl/Garrett Borrowing LLC 5.125%, 10/15/2026(e) (j) (n)	EUR	2,434	3,163,587
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(e) (l)		560	694,686
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(e) (l)		623	783,501
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(e)	U.S.$	546	558,978
7.75%, 10/15/2025(e)		1,661	1,802,517
Meritor, Inc. 6.25%, 06/01/2025(e)		1,006	1,076,913
PM General Purchaser LLC 9.50%, 10/01/2028(e)		1,079	1,185,033
Tenneco, Inc. 5.00%, 07/15/2026		2,680	2,473,292
7.875%, 01/15/2029(e)		1,764	1,986,017
Titan International, Inc. 6.50%, 11/30/2023		873	820,585

			28,956,218

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 7.625%, 03/01/2026(e)		4,014	4,245,688
9.875%, 08/01/2027(e)		1,508	1,725,348
11.50%, 04/01/2023(e)		6,513	7,394,274
Cedar Fair LP 5.25%, 07/15/2029		996	1,006,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(e)		9,553	9,938,273
NCL Corp. Ltd. 5.875%, 03/15/2026(e)		2,194	2,171,314
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(e)		2,193	2,473,222
11.50%, 06/01/2025(e)		3,954	4,575,332

	Principal Amount (000)		U.S. $ Value

SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)	U.S.$	4,017	$4,339,485
9.50%, 08/01/2025(e)		3,735	4,035,966
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(e)		820	883,976
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		1,057	1,021,432
13.00%, 05/15/2025(e)		1,888	2,205,939
Viking Ocean Cruises Ship Vii 5.625%, 02/15/2029(e)		1,376	1,374,032
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		75	72,939

			47,463,220

Consumer Cyclical - Other – 0.6%
Adams Homes, Inc. 7.50%, 02/15/2025(e)		2,232	2,360,362
Bally’s Corp. 6.75%, 06/01/2027(e)		2,577	2,761,565
Beazer Homes USA, Inc. 5.875%, 10/15/2027		663	700,188
Boyd Gaming Corp. 8.625%, 06/01/2025(e)		787	868,360
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(e)		937	960,837
6.25%, 09/15/2027(e)		1,846	1,956,372
Empire Communities Corp. 7.00%, 12/15/2025(e)		1,386	1,464,711
Forestar Group, Inc. 5.00%, 03/01/2028(e)		1,669	1,738,681
8.00%, 04/15/2024(e)		1,470	1,544,455
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(e)		1,383	1,480,391
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025(e)		314	331,151
5.75%, 05/01/2028(e)		339	365,628
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		846	902,606
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022(e)		3,302	3,342,152
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(e)		1,618	1,718,575
Mattamy Group Corp. 5.25%, 12/15/2027(e)		954	1,005,850
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(e)		1,969	2,028,149

	Principal Amount (000)		U.S. $ Value

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(e)	U.S.$	688	$670,119
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(e)		1,345	1,520,886
Wyndham Destinations, Inc. 6.625%, 07/31/2026(e)		2,404	2,682,623
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(e)		75	77,436

			30,481,097

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(e)		14	14,189
IRB Holding Corp. 6.75%, 02/15/2026(e)		1,031	1,064,611

			1,078,800

Consumer Cyclical - Retailers – 0.6%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025(e)		616	658,800
Dufry One BV 2.50%, 10/15/2024(e)	EUR	1,810	2,075,430
FirstCash, Inc. 4.625%, 09/01/2028(e)	U.S.$	1,608	1,669,699
L Brands, Inc. 5.25%, 02/01/2028		252	266,152
6.75%, 07/01/2036		704	803,834
6.875%, 11/01/2035		2,210	2,562,539
7.50%, 06/15/2029		236	264,681
9.375%, 07/01/2025(e)		320	395,178
PetSmart, Inc. 4.75%, 02/15/2028(e)		1,907	1,907,000
7.125%, 03/15/2023(e)		5,062	5,083,514
7.75%, 02/15/2029(e)		1,480	1,488,750
Rite Aid Corp. 7.50%, 07/01/2025(e)		2,583	2,738,238
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(e)		3,230	3,396,054
Staples, Inc. 7.50%, 04/15/2026(e)		1,173	1,196,542
10.75%, 04/15/2027(e)		1,108	1,073,840
TPro Acquisition Corp. 11.00%, 10/15/2024(e)		1,216	1,331,034
William Carter Co. (The) 5.50%, 05/15/2025(e)		2,154	2,290,133

			29,201,418

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.7%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(e)	U.S.$	1,720	$1,840,176
AdaptHealth LLC 4.625%, 08/01/2029(e)		2,041	2,087,759
6.125%, 08/01/2028(e)		1,265	1,365,871
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(e)		799	837,879
4.875%, 02/15/2030(e)		82	87,596
Bausch Health Americas, Inc. 8.50%, 01/31/2027(e)		223	247,407
Bausch Health Cos., Inc. 6.125%, 04/15/2025(e)		446	457,007
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(e)		2,079	2,115,175
8.125%, 06/30/2024(e)		162	170,505
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(e)		642	660,637
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 06/30/2028(e)		1,928	1,633,980
9.50%, 07/31/2027(e)		1,413	1,613,858
Envision Healthcare Corp. 8.75%, 10/15/2026(e)		1,623	1,122,970
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(e) (j) (n)		548	224,181
5.625%, 10/15/2023(e) (j) (n)		107	44,092
ModivCare, Inc. 5.875%, 11/15/2025(e)		870	925,071
Radiology Partners, Inc. 9.25%, 02/01/2028(e)		3,294	3,607,062
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(e)		4,840	5,283,344
Sunshine Mid BV 6.50%, 05/15/2026(e)	EUR	2,077	2,600,242
US Foods, Inc. 4.75%, 02/15/2029(e)	U.S.$	3,990	4,006,918
Vizient, Inc. 6.25%, 05/15/2027(e)		561	597,067

			31,528,797

Energy – 1.9%
Antero Resources Corp. 5.125%, 12/01/2022		427	427,064
8.375%, 07/15/2026(e)		1,007	1,067,188
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(e)		2,125	2,242,300
Callon Petroleum, Co. 6.25%, 04/15/2023		1,252	931,150

	Principal Amount (000)		U.S. $ Value

Citgo Holding, Inc. 9.25%, 08/01/2024(e)	U.S.$	737	$708,736
CITGO Petroleum Corp. 6.25%, 08/15/2022(e)		1,577	1,572,569
7.00%, 06/15/2025(e)		2,880	2,917,238
CNX Resources Corp. 6.00%, 01/15/2029(e)		3,514	3,631,157
Comstock Resources, Inc. 9.75%, 08/15/2026		1,613	1,718,055
Diamond Offshore Drilling, Inc. 7.875%, 08/15/2025(j) (n)		2,642	406,313
EnLink Midstream LLC 5.625%, 01/15/2028(e)		4,206	4,200,027
EnLink Midstream Partners LP 4.40%, 04/01/2024		318	314,578
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		1,149	1,030,124
6.50%, 10/01/2025		179	164,915
7.75%, 02/01/2028		4,346	4,051,080
8.00%, 01/15/2027		1,356	1,286,817
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029(e)		1,924	2,059,642
Gulfport Energy Corp. 6.00%, 10/15/2024(j) (n)		438	336,616
6.375%, 05/15/2025-01/15/2026(j) (n)		2,545	1,959,393
6.625%, 05/01/2023(j) (n)		236	181,175
Hess Midstream Operations LP 5.625%, 02/15/2026(e)		2,739	2,822,704
HighPoint Operating Corp. 7.00%, 10/15/2022		343	137,265
Indigo Natural Resources LLC 6.875%, 02/15/2026(e)		1,285	1,331,980
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		1,294	1,043,986
7.50%, 01/15/2028(e)		1,372	1,070,805
New Fortress Energy, Inc. 6.75%, 09/15/2025(e)		6,052	6,316,230
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(e)		6,150	6,229,520
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		2,385	2,206,435
Occidental Petroleum Corp. 2.90%, 08/15/2024		4,990	4,840,999
3.20%, 08/15/2026		771	727,392
5.875%, 09/01/2025		1,121	1,182,543
8.00%, 07/15/2025		1,755	1,988,082
8.50%, 07/15/2027		891	1,049,972
8.875%, 07/15/2030		891	1,118,615
Parkland Corp./Canada 6.00%, 04/01/2026(e)		2,841	2,983,107

	Principal Amount (000)		U.S. $ Value

PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(e)	U.S.$	4,960	$4,784,614
QEP Resources, Inc. 5.625%, 03/01/2026		1,571	1,751,775
SandRidge Energy, Inc. 7.50%, 02/15/2023(h) (k)		1,259	0
SM Energy Co. 5.625%, 06/01/2025		685	622,384
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		1,164	1,241,103
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(e)		4,769	4,721,835
6.50%, 07/15/2027		775	835,838
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(e)		480	466,488
Transocean, Inc. 7.50%, 01/15/2026(e)		1,061	548,611
8.00%, 02/01/2027(e)		2,513	1,310,580
Vantage Drilling International 7.125%, 04/01/2023(h) (k)		3,068	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(e)		3,507	3,261,475
Western Midstream Operating LP 3.95%, 06/01/2025		207	211,457
4.65%, 07/01/2026		3,058	3,200,625
4.75%, 08/15/2028		1,490	1,575,109
5.05%, 02/01/2030		1,254	1,379,688

			92,167,354

Other Industrial – 0.0%
Interface, Inc. 5.50%, 12/01/2028(e)		1,124	1,188,799
KAR Auction Services, Inc. 5.125%, 06/01/2025(e)		75	76,939

			1,265,738

Services – 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(e)		1,167	1,250,055
9.75%, 07/15/2027(e)		1,513	1,649,079
ANGI Group LLC 3.875%, 08/15/2028(e)		458	456,997
APX Group, Inc. 6.75%, 02/15/2027(e)		3,506	3,752,367
7.625%, 09/01/2023		2,000	2,076,740
7.875%, 12/01/2022		694	695,423
Cars.com, Inc. 6.375%, 11/01/2028(e)		2,427	2,578,081
eDreams ODIGEO SA 5.50%, 09/01/2023(e)	EUR	1,327	1,511,261

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 9.50%, 11/01/2027(e)	U.S.$	3,358	$3,698,401
Monitronics International, Inc. 9.125%, 04/01/2020(h) (i) (j) (k)		1,835	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(e)		4,123	4,087,790
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(e)		473	502,458
TripAdvisor, Inc. 7.00%, 07/15/2025(e)		1,231	1,330,083
Verscend Escrow Corp. 9.75%, 08/15/2026(e)		4,000	4,313,400

			27,902,135

Technology – 0.5%
Austin BidCo, Inc. 7.125%, 12/15/2028(e)		947	982,389
Avaya, Inc. 6.125%, 09/15/2028(e)		3,860	4,126,456
Banff Merger Sub, Inc. 9.75%, 09/01/2026(e)		2,954	3,143,233
Cablevision Lightpath LLC 5.625%, 09/15/2028(e)		1,847	1,893,175
CommScope, Inc. 8.25%, 03/01/2027(e)		1,061	1,144,851
NCR Corp. 5.75%, 09/01/2027(e)		473	497,468
6.125%, 09/01/2029(e)		366	398,135
8.125%, 04/15/2025(e)		1,180	1,291,982
Presidio Holdings, Inc. 4.875%, 02/01/2027(e)		165	173,672
8.25%, 02/01/2028(e)		1,836	2,039,374
Science Applications International Corp. 4.875%, 04/01/2028(e)		448	472,931
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 02/01/2023-09/01/2025(e)		7,607	7,779,720
Xerox Corp. 4.375%, 03/15/2023		27	28,359

			23,971,745

Transportation - Airlines – 0.2%
Hawaiian Brand Intellectual PR 5.75%, 01/20/2026(e)		2,470	2,560,665
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(e)		5,724	6,492,666

			9,053,331

Transportation - Services – 0.2%
Algeco Global Finance PLC 8.00%, 02/15/2023(e)		1,258	1,283,538

	Principal Amount (000)		U.S. $ Value

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(e)	U.S.$	787	$795,334
10.50%, 05/15/2025(e)		4,367	5,158,344

			7,237,216

			446,389,519

Financial Institutions – 2.1%
Banking – 1.0%
Alliance Data Systems Corp. 4.75%, 12/15/2024(e)		4,513	4,596,536
7.00%, 01/15/2026(e)		1,775	1,881,784
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(e) (f)	EUR	5,000	6,234,611
Series 9 6.50%, 03/05/2025(f)	U.S.$	1,800	1,914,228
Banco Santander SA 6.75%, 04/25/2022(e) (f)	EUR	3,700	4,714,640
CaixaBank SA 5.875%, 10/09/2027(e) (f)		2,400	3,203,771
Citizens Financial Group, Inc. Series A 4.197% (LIBOR 3 Month + 3.96%), 04/06/2021(f) (g)	U.S.$	222	220,084
Credit Suisse Group AG 6.25%, 12/18/2024(e) (f)		640	700,806
6.375%, 08/21/2026(e) (f)		3,961	4,406,375
7.50%, 07/17/2023-12/11/2023(e) (f)		7,239	7,911,994
Discover Financial Services Series D 6.125%, 06/23/2025(f)		2,197	2,471,845
Exide Global Holding NETH 10.75%, 06/30/2024(h) (k) (m)		1,124	1,083,587
Intesa Sanpaolo SpA 5.017%, 06/26/2024(e)		999	1,087,451
Societe Generale SA 8.00%, 09/29/2025(e) (f)		2,015	2,358,598
UniCredit SpA 9.25%, 06/03/2022(e) (f)	EUR	2,700	3,538,710

			46,325,020

Brokerage – 0.1%
NFP Corp. 6.875%, 08/15/2028(e)	U.S.$	2,285	2,401,878
7.00%, 05/15/2025(e)		2,239	2,412,052

			4,813,930

Finance – 0.2%
Curo Group Holdings Corp. 8.25%, 09/01/2025(e)		2,000	1,960,520

	Principal Amount (000)		U.S. $ Value

Enova International, Inc. 8.50%, 09/01/2024(e)	U.S.$	3,418	$3,357,843
goeasy Ltd. 5.375%, 12/01/2024(e)		2,145	2,242,254
Lincoln Financing SARL 3.625%, 04/01/2024(e)	EUR	759	927,642
Navient Corp. 6.50%, 06/15/2022	U.S.$	71	74,375

			8,562,634

Insurance – 0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(e)		4,241	4,371,920
10.125%, 08/01/2026(e)		831	954,096
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(e)		2,948	3,116,242
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(e) (l)		2,370	2,563,819
AssuredPartners, Inc. 5.625%, 01/15/2029(e)		3,179	3,242,739

			14,248,816

Other Finance – 0.3%
Altice France Holding SA 10.50%, 05/15/2027(e)		3,024	3,391,749
Intrum AB 2.75%, 07/15/2022(e)	EUR	127	153,403
3.00%, 09/15/2027(e)		1,490	1,732,715
3.50%, 07/15/2026(e)		1,040	1,252,954
Nordic Aviation Capital 5.04%, 02/27/2024(k)	U.S.$	12,727	9,290,959

			15,821,780

REITS – 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(e)		2,479	2,576,177
Diversified Healthcare Trust 9.75%, 06/15/2025		1,389	1,576,223
Iron Mountain, Inc. 4.875%, 09/15/2027(e)		75	78,511
5.00%, 07/15/2028(e)		138	145,038
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(e)		628	667,162

	Principal Amount (000)		U.S. $ Value

Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(e)	U.S.$	4,479	$4,978,767

			10,021,878

			99,794,058

Utility – 0.1%
Electric – 0.1%
NRG Energy, Inc. 6.625%, 01/15/2027		75	78,618
Talen Energy Supply LLC 6.50%, 06/01/2025		394	312,828
7.25%, 05/15/2027(e)		850	898,850
10.50%, 01/15/2026(e)		3,081	2,833,688

			4,123,984

Total Corporates - Non-Investment Grade (cost $535,528,735)			550,307,561

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.2%
Risk Share Floating Rate – 6.3%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B 1.98% (LIBOR 1 Month + 1.85%), 10/25/2028(e) (g)		944	948,445
Series 2019-1A, Class M2 2.83% (LIBOR 1 Month + 2.70%), 03/25/2029(e) (g)		1,340	1,325,745
Series 2019-2A, Class M1C 2.13% (LIBOR 1 Month + 2.00%), 04/25/2029(e) (g)		9,029	9,093,861
Series 2019-3A, Class M1B 1.73% (LIBOR 1 Month + 1.60%), 07/25/2029(e) (g)		634	635,410
Series 2019-3A, Class M1C 2.08% (LIBOR 1 Month + 1.95%), 07/25/2029(e) (g)		15,567	15,588,655
Series 2020-2A, Class M1C 4.13% (LIBOR 1 Month + 4.00%), 08/26/2030(e) (g)		10,680	10,945,014
Connecticut Avenue Securities Trust Series 2020-R02, Class 2M1 0.88% (LIBOR 1 Month + 0.75%), 01/25/2040(e) (g)		5,467	5,469,259
Eagle RE Ltd. Series 2018-1, Class M1 1.83% (LIBOR 1 Month + 1.70%), 11/25/2028(e) (g)		513	514,206
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.38% (LIBOR 1 Month + 4.25%), 11/25/2023(g)		2,324	2,338,882

	Principal Amount (000)		U.S. $ Value

Series 2014-DN3, Class M3 4.13% (LIBOR 1 Month + 4.00%), 08/25/2024(g)	U.S.$	1,951	$1,995,223
Series 2014-HQ2, Class M3 3.88% (LIBOR 1 Month + 3.75%), 09/25/2024(g)		944	972,773
Series 2015-DN1, Class B 11.63% (LIBOR 1 Month + 11.50%), 01/25/2025(g)		2,540	2,769,272
Series 2015-DNA1, Class M3 3.43% (LIBOR 1 Month + 3.30%), 10/25/2027(g)		637	652,133
Series 2015-DNA2, Class B 7.68% (LIBOR 1 Month + 7.55%), 12/25/2027(g)		1,483	1,630,048
Series 2015-DNA3, Class B 9.48% (LIBOR 1 Month + 9.35%), 04/25/2028(g)		2,466	2,922,553
Series 2015-HQA1, Class B 8.93% (LIBOR 1 Month + 8.80%), 03/25/2028(g)		1,573	1,713,657
Series 2016-DNA1, Class B 10.13% (LIBOR 1 Month + 10.00%), 07/25/2028(g)		2,222	2,514,520
Series 2016-DNA2, Class M3 4.78% (LIBOR 1 Month + 4.65%), 10/25/2028(g)		4,585	4,787,866
Series 2016-DNA4, Class M3 3.93% (LIBOR 1 Month + 3.80%), 03/25/2029(g)		5,047	5,241,792
Series 2016-HQA2, Class M3 5.28% (LIBOR 1 Month + 5.15%), 11/25/2028(g)		7,314	7,594,461
Series 2017-DNA1, Class M2 3.38% (LIBOR 1 Month + 3.25%), 07/25/2029(g)		2,491	2,568,035
Series 2017-DNA2, Class B1 5.28% (LIBOR 1 Month + 5.15%), 10/25/2029(g)		5,178	5,618,199
Series 2017-DNA2, Class M2 3.58% (LIBOR 1 Month + 3.45%), 10/25/2029(g)		1,168	1,205,769
Series 2017-DNA3, Class B1 4.58% (LIBOR 1 Month + 4.45%), 03/25/2030(g)		4,550	4,766,778
Series 2017-HQA2, Class B1 4.88% (LIBOR 1 Month + 4.75%), 12/25/2029(g)		3,000	3,187,738
Series 2017-HQA3, Class B1 4.58% (LIBOR 1 Month + 4.45%), 04/25/2030(g)		9,090	9,338,726
Series 2017-HQA3, Class M2 2.48% (LIBOR 1 Month + 2.35%), 04/25/2030(g)		6,926	7,022,675
Series 2018-HQA1, Class B1 4.48% (LIBOR 1 Month + 4.35%), 09/25/2030(g)		4,520	4,655,148

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2 4.53% (LIBOR 1 Month + 4.40%), 01/25/2024(g)	U.S.$	3,759	$3,846,679
Series 2014-C02, Class 1M2 2.73% (LIBOR 1 Month + 2.60%), 05/25/2024(g)		2,619	2,578,354
Series 2014-C04, Class 1M2 5.03% (LIBOR 1 Month + 4.90%), 11/25/2024(g)		4,868	5,013,683
Series 2014-C04, Class 2M2 5.13% (LIBOR 1 Month + 5.00%), 11/25/2024(g)		690	704,510
Series 2015-C02, Class 2M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(g)		664	675,491
Series 2015-C03, Class 1M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		2,165	2,219,654
Series 2015-C03, Class 2M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		620	632,882
Series 2015-C04, Class 1M2 5.83% (LIBOR 1 Month + 5.70%), 04/25/2028(g)		3,180	3,377,120
Series 2015-C04, Class 2M2 5.68% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		1,676	1,762,633
Series 2016-C01, Class 1M2 6.88% (LIBOR 1 Month + 6.75%), 08/25/2028(g)		1,979	2,101,359
Series 2016-C01, Class 2M2 7.08% (LIBOR 1 Month + 6.95%), 08/25/2028(g)		765	812,711
Series 2016-C02, Class 1M2 6.13% (LIBOR 1 Month + 6.00%), 09/25/2028(g)		4,912	5,168,048
Series 2016-C04, Class 1M2 4.38% (LIBOR 1 Month + 4.25%), 01/25/2029(g)		436	453,868
Series 2016-C05, Class 2B 10.88% (LIBOR 1 Month + 10.75%), 01/25/2029(g)		2,741	3,312,814
Series 2016-C05, Class 2M2 4.58% (LIBOR 1 Month + 4.45%), 01/25/2029(g)		3,755	3,888,808
Series 2016-C07, Class 2B 9.63% (LIBOR 1 Month + 9.50%), 05/25/2029(g)		1,191	1,358,989

	Principal Amount (000)		U.S. $ Value

Series 2016-C07, Class 2M2 4.48% (LIBOR 1 Month + 4.35%), 05/25/2029(g)	U.S.$	489	$509,227
Series 2017-C01, Class 1B1 5.88% (LIBOR 1 Month + 5.75%), 07/25/2029(g)		16,579	18,031,360
Series 2017-C02, Class 2B1 5.63% (LIBOR 1 Month + 5.50%), 09/25/2029(g)		7,031	7,490,290
Series 2017-C03, Class 1B1 4.98% (LIBOR 1 Month + 4.85%), 10/25/2029(g)		7,080	7,654,994
Series 2017-C05, Class 1B1 3.73% (LIBOR 1 Month + 3.60%), 01/25/2030(g)		7,280	7,552,866
Series 2017-C07, Class 2B1 4.58% (LIBOR 1 Month + 4.45%), 05/25/2030(g)		7,313	7,617,557
Series 2018-C01, Class 1B1 3.68% (LIBOR 1 Month + 3.55%), 07/25/2030(g)		8,575	8,757,302
Series 2018-C03, Class 1B1 3.88% (LIBOR 1 Month + 3.75%), 10/25/2030(g)		7,250	7,476,724
Series 2018-C05, Class 1B1 4.38% (LIBOR 1 Month + 4.25%), 01/25/2031(g)		6,873	7,173,773
Home Re Ltd.
Series 2018-1, Class M1 1.73% (LIBOR 1 Month + 1.60%), 10/25/2028(e) (g)		698	698,972
Series 2019-1, Class B1 4.48% (LIBOR 1 Month + 4.35%), 05/25/2029(g) (m)		2,000	1,974,939
Series 2020-1, Class M2 5.38% (LIBOR 1 Month + 5.25%), 10/25/2030(e) (g)		4,734	4,897,058
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2 4.38% (LIBOR 1 Month + 4.25%), 11/25/2024(g) (m)		796	773,646
Series 2015-CH1, Class M2 5.63% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (m)		1,470	1,354,912
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.03% (LIBOR 1 Month + 2.90%), 11/26/2029(e) (g)		13,630	13,137,084
Oaktown Re III Ltd. Series 2019-1A, Class M2 4.177% (LIBOR 1 Month + 2.55%), 07/25/2029(g)		7,478	7,501,300

	Principal Amount (000)		U.S. $ Value

Oaktown Re Ltd. Series 2017-1A, Class M2 4.13% (LIBOR 1 Month + 4.00%), 04/25/2027(e) (g)	U.S.$	444	$444,611
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.128% (LIBOR 1 Month + 2.00%), 03/27/2024(g) (m)		2,086	1,990,054
Series 2019-2R, Class A 2.878% (LIBOR 1 Month + 2.75%), 05/27/2023(g) (m)		3,209	3,099,023
Series 2019-3R, Class A 2.828% (LIBOR 1 Month + 2.70%), 10/27/2022(g) (m)		1,176	1,176,166
Series 2020-1R, Class A 2.478% (LIBOR 1 Month + 2.35%), 02/27/2023(g) (m)		5,623	5,566,465
Radnor Re Ltd.
Series 2018-1, Class B1 3.93% (LIBOR 1 Month + 3.80%), 03/25/2028(g) (m)		1,500	1,523,422
Series 2018-1, Class M2 2.83% (LIBOR 1 Month + 2.70%), 03/25/2028(e) (g)		721	724,190
Series 2019-1, Class M1B 2.08% (LIBOR 1 Month + 1.95%), 02/25/2029(e) (g)		2,673	2,678,312
Series 2019-1, Class M2 3.33% (LIBOR 1 Month + 3.20%), 02/25/2029(e) (g)		6,106	6,056,101
Series 2019-2, Class M1B 1.88% (LIBOR 1 Month + 1.75%), 06/25/2029(e) (g)		9,100	9,111,095
Series 2020-1, Class M1A 1.08% (LIBOR 1 Month + 0.95%), 02/25/2030(e) (g)		6,523	6,520,825
STACR Trust Series 2018-DNA2, Class B1 3.83% (LIBOR 1 Month + 3.70%), 12/25/2030(e) (g)		7,000	7,214,682
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.38% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (m)		528	515,831

			305,147,227

Agency Floating Rate – 0.8%
Federal Home Loan Mortgage Corp. REMICs Series 3119, Class PI 7.074% (7.20% - LIBOR 1 Month), 02/15/2036(g) (o)		1,355	351,610

	Principal Amount (000)		U.S. $ Value

Series 3856, Class KS 6.424% (6.55% - LIBOR 1 Month), 05/15/2041(g) (o)	U.S.$	9,032	$1,793,260
Series 4248, Class SL 5.924% (6.05% - LIBOR 1 Month), 05/15/2041(g) (o)		796	146,367
Series 4372, Class JS 5.974% (6.10% - LIBOR 1 Month), 08/15/2044(g) (o)		4,694	921,531
Series 4570, Class ST 5.874% (6.00% - LIBOR 1 Month), 04/15/2046(g) (o)		1,902	450,992
Series 4735, Class SA 6.074% (6.20% - LIBOR 1 Month), 12/15/2047(g) (o)		9,441	2,377,339
Series 4763, Class SB 6.874% (7.00% - LIBOR 1 Month), 03/15/2048(g) (o)		15,885	3,450,783
Series 4774, Class BS 6.074% (6.20% - LIBOR 1 Month), 02/15/2048(g) (o)		8,858	1,486,447
Series 4774, Class SL 6.074% (6.20% - LIBOR 1 Month), 04/15/2048(g) (o)		11,359	1,907,018
Series 4927, Class SJ 5.92% (6.05% - LIBOR 1 Month), 11/25/2049(g) (o)		4,617	894,242
Federal National Mortgage Association REMICs
Series 2013-4, Class ST 6.02% (6.15% - LIBOR 1 Month), 02/25/2043(g) (o)		2,937	570,851
Series 2014-88, Class BS 6.02% (6.15% - LIBOR 1 Month), 01/25/2045(g) (o)		2,608	561,138
Series 2015-90, Class SA 6.02% (6.15% - LIBOR 1 Month), 12/25/2045(g) (o)		20,893	4,949,308
Series 2016-69, Class DS 5.97% (6.10% - LIBOR 1 Month), 10/25/2046(g) (o)		31,476	6,309,285
Series 2017-49, Class SP 6.02% (6.15% - LIBOR 1 Month), 07/25/2047(g) (o)		2,732	645,547
Series 2018-32, Class SB 6.07% (6.20% - LIBOR 1 Month), 05/25/2048(g) (o)		5,633	1,274,417
Series 2018-45, Class SL 6.07% (6.20% - LIBOR 1 Month), 06/25/2048(g) (o)		3,753	900,677
Series 2018-57, Class SL 6.052% (6.20% - LIBOR 1 Month), 08/25/2048(g) (o)		15,763	2,706,937
Series 2018-58, Class SA 6.07% (6.20% - LIBOR 1 Month), 08/25/2048(g) (o)		5,975	1,014,377

	Principal Amount (000)		U.S. $ Value

Series 2018-59, Class HS 6.07% (6.20% - LIBOR 1 Month), 08/25/2048(g) (o)	U.S.$	16,509	$2,845,534
Series 2019-25, Class SA 5.92% (6.05% - LIBOR 1 Month), 06/25/2049(g) (o)		5,138	1,115,708
Series 2019-60, Class SJ 5.92% (6.05% - LIBOR 1 Month), 10/25/2049(g) (o)		4,969	988,516

			37,661,884

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,093	868,848
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30 5.75%, 04/25/2037		602	433,606
Series 2007-HY4, Class 1A1 2.997%, 09/25/2047		244	232,204
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.608%, 03/25/2037		149	147,285
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		424	272,714
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.896%, 12/28/2037		925	868,801

			2,823,458

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI 3.00%, 12/25/2037(p)		2,719	108,557
Series 2016-26, Class IO 5.00%, 05/25/2046(p)		579	98,144

			206,701

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.38% (LIBOR 1 Month + 0.25%), 04/25/2037(g)		400	107,572
Lehman XS Trust Series 2007-10H, Class 2AIO 6.856% (7.00% - LIBOR 1 Month), 07/25/2037(g) (o)		339	65,154

			172,726

Total Collateralized Mortgage Obligations (cost $340,003,248)			346,011,996

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 4.6%
Angola – 0.1%
Angolan Government International Bond 8.25%, 05/09/2028(e)	U.S.$	460	$459,281
9.50%, 11/12/2025(e)		4,256	4,516,680

			4,975,961

Bahrain – 0.4%
Bahrain Government International Bond 5.45%, 09/16/2032(e)		7,434	7,554,802
6.75%, 09/20/2029(e)		1,709	1,926,363
7.00%, 10/12/2028(e)		2,107	2,438,853
7.375%, 05/14/2030(e)		1,961	2,268,632
CBB International Sukuk Programme Co. SPC 4.50%, 03/30/2027(e)		1,087	1,139,312
6.25%, 11/14/2024(e)		2,362	2,610,748

			17,938,710

Costa Rica – 0.2%
Costa Rica Government International Bond 6.125%, 02/19/2031(e)		5,214	5,209,112
7.158%, 03/12/2045(e)		4,004	3,950,196

			9,159,308

Dominican Republic – 0.5%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		9,442	9,849,186
4.875%, 09/23/2032(e)		3,361	3,571,063
6.40%, 06/05/2049(e)		2,287	2,551,434
6.875%, 01/29/2026(e)		6,782	7,996,402

			23,968,085

Ecuador – 0.1%
Ecuador Government International Bond Zero Coupon, 07/31/2030(e)		626	269,041
0.50%, 07/31/2030-07/31/2040(e)		7,137	3,396,474

			3,665,515

Egypt – 0.7%
Egypt Government International Bond 5.75%, 05/29/2024(e)		6,333	6,825,787
6.125%, 01/31/2022(e)		5,970	6,193,875
6.20%, 03/01/2024(e)		4,724	5,121,111
6.588%, 02/21/2028(e)		1,000	1,083,750
7.053%, 01/15/2032(e)		2,597	2,770,674
7.50%, 01/31/2027(e)		6,064	6,992,550
7.60%, 03/01/2029(e)		217	243,989
7.625%, 05/29/2032(e)		5,226	5,794,328

			35,026,064

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.0%
El Salvador Government International Bond 7.125%, 01/20/2050(e)	U.S.$	628	$580,900

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(e)		13,133	13,588,551
8.627%, 06/16/2049(e)		238	238,446
8.95%, 03/26/2051(e)		1,313	1,341,722
10.75%, 10/14/2030(e)		693	918,009

			16,086,728

Guatemala – 0.0%
Guatemala Government Bond 6.125%, 06/01/2050(e)		1,172	1,446,688

Honduras – 0.1%
Honduras Government International Bond 6.25%, 01/19/2027(e)		1,555	1,781,933

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	1,195	1,486,447
6.125%, 06/15/2033(e)	U.S.$	1,654	1,822,501
6.375%, 03/03/2028(e)		1,377	1,541,379

			4,850,327

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024(e)		620	683,744
7.00%, 05/22/2027(e)		1,680	1,852,725
7.25%, 02/28/2028(e)		1,639	1,826,973
8.00%, 05/22/2032(e)		3,420	3,934,068

			8,297,510

Lebanon – 0.0%
Lebanon Government International Bond 6.65%, 04/22/2024(e) (j) (n)		507	58,305
6.85%, 03/23/2027(e) (j) (n)		1,053	122,411
Series G 6.60%, 11/27/2026(e) (j) (n)		1,284	147,660

			328,376

Nigeria – 0.3%
Nigeria Government International Bond 5.625%, 06/27/2022		248	257,455
7.625%, 11/21/2025-11/28/2047(e)		11,691	13,092,321
7.696%, 02/23/2038(e)		1,729	1,816,531
7.875%, 02/16/2032(e)		426	465,538

			15,631,845

	Principal Amount (000)		U.S. $ Value

Oman – 0.5%
Oman Government International Bond 4.125%, 01/17/2023(e)	U.S.$	5,200	$5,294,250
4.875%, 02/01/2025(c) (e)		1,810	1,890,884
4.875%, 02/01/2025(e)		4,737	4,948,685
5.375%, 03/08/2027(e)		4,550	4,696,453
6.00%, 08/01/2029(e)		4,272	4,468,245
6.25%, 01/25/2031(c) (e)		2,630	2,781,225

			24,079,742

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/2027(e)		245	260,925

Senegal – 0.3%
Senegal Government International Bond 6.25%, 05/23/2033(e)		5,158	5,657,681
6.75%, 03/13/2048(e)		6,453	6,878,495
8.75%, 05/13/2021(e)		864	878,850

			13,415,026

South Africa – 0.6%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		425	432,836
4.85%, 09/30/2029		9,846	10,172,148
5.65%, 09/27/2047		2,762	2,637,710
5.75%, 09/30/2049		10,390	9,980,894
5.875%, 06/22/2030		2,797	3,075,826
6.30%, 06/22/2048		2,368	2,420,540

			28,719,954

Sri Lanka – 0.0%
Sri Lanka Government International Bond 6.20%, 05/11/2027(e)		285	171,445

Ukraine – 0.2%
Ukraine Government International Bond 7.253%, 03/15/2033(e)		4,689	4,983,528
7.375%, 09/25/2032(e)		3,586	3,849,347

			8,832,875

Total Emerging Markets - Sovereigns (cost $209,998,993)			219,217,917

COLLATERALIZED LOAN OBLIGATIONS – 2.8%
CLO - Floating Rate – 2.8%
Apidos CLO Series 2017-26A, Class D 6.323% (LIBOR 3 Month + 6.10%), 07/18/2029(e) (g)		550	542,688

	Principal Amount (000)		U.S. $ Value

Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.223% (LIBOR 3 Month + 2.00%), 04/17/2033(e) (g)	U.S.$	9,437	$9,453,044
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class D 4.14% (LIBOR 3 Month + 4.00%), 01/20/2032(e) (g)		1,900	1,914,469
Ballyrock CLO Ltd. Series 2019-2A, Class A1A 1.474% (LIBOR 3 Month + 1.25%), 11/20/2030(e) (g)		8,315	8,315,865
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.965% (LIBOR 3 Month + 1.75%), 04/26/2031(e) (g)		5,300	5,217,060
BlueMountain Fuji US CLO II Ltd. Series 2017-2A, Class D 6.374% (LIBOR 3 Month + 6.15%), 10/20/2030(e) (g)		3,300	3,144,834
CBAM Ltd.
Series 2017-3A, Class E1 6.723% (LIBOR 3 Month + 6.50%), 10/17/2029(e) (g)		1,604	1,555,838
Series 2018-7A, Class B1 1.824% (LIBOR 3 Month + 1.60%), 07/20/2031(e) (g)		1,996	1,996,264
CIFC Funding 2020-IV Ltd. Series 2020-4A, Class D 3.596% (LIBOR 3 Month + 3.40%), 01/15/2034(e) (g)		300	300,287
Dryden CLO Ltd.
Series 2020-78A, Class C 2.173% (LIBOR 3 Month + 1.95%), 04/17/2033(e) (g)		1,480	1,486,120
Series 2020-78A, Class D 3.223% (LIBOR 3 Month + 3.00%), 04/17/2033(e) (g)		6,824	6,838,408
Dryden Senior Loan Fund Series 2017-49A, Class E 6.523% (LIBOR 3 Month + 6.30%), 07/18/2030(e) (g)		605	600,488
Elevation CLO Ltd. Series 2020-11A, Class D1 4.091% (LIBOR 3 Month + 3.85%), 04/15/2033(e) (g)		4,490	4,492,074
Elm CLO Ltd. Series 2015-1A, Class AR2 1.204% (LIBOR 3 Month + 0.98%), 04/20/2029(e) (g)		4,575	4,564,038
Elmwood CLO VII Ltd. Series 2020-4A, Class D 3.749% (LIBOR 3 Month + 3.60%), 01/17/2034(e) (g)		4,200	4,263,072

	Principal Amount (000)		U.S. $ Value

Elmwood CLO VIII Ltd. Series 2021-1A, Class D 3.22% (LIBOR 3 Month + 3.00%), 01/20/2034(e) (g)	U.S.$	1,000	$1,000,000
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 3.213% (LIBOR 3 Month + 3.00%), 10/29/2029(e) (g)		2,815	2,796,719
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.845% (LIBOR 3 Month + 1.63%), 04/26/2031(e) (g)		5,300	5,302,163
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2 2.024% (LIBOR 3 Month + 1.80%), 07/21/2031(e) (g)		1,826	1,825,983
Series 2018-1A, Class C 3.424% (LIBOR 3 Month + 3.20%), 07/21/2031(e) (g)		2,000	1,853,390
Kayne CLO 7 Ltd. Series 2020-7A, Class A1 1.423% (LIBOR 3 Month + 1.20%), 04/17/2033(e) (g)		2,663	2,664,557
Magnetite XXV Ltd. Series 2020-25A, Class D 3.555% (LIBOR 3 Month + 3.30%), 01/25/2032(e) (g)		3,000	3,012,819
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.403% (LIBOR 3 Month + 1.18%), 12/18/2030(e) (g)		2,400	2,400,172
Northwoods Capital Ltd. Series 2018-12BA, Class B 2.067% (LIBOR 3 Month + 1.85%), 06/15/2031(e) (g)		1,350	1,324,100
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.318% (LIBOR 3 Month + 3.10%), 01/24/2033(e) (g)		6,571	6,540,722
OZLM Ltd.
Series 2014-7RA, Class CR 3.223% (LIBOR 3 Month + 3.00%), 07/17/2029(e) (g)		1,000	964,799
Series 2018-18A, Class B 1.791% (LIBOR 3 Month + 1.55%), 04/15/2031(e) (g)		5,450	5,428,979
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 10/15/2029(e) (g)		4,444	4,420,402
Series 2017-3A, Class A 1.414% (LIBOR 3 Month + 1.19%), 10/20/2030(e) (g)		1,931	1,931,272

	Principal Amount (000)		U.S. $ Value

Romark CLO III Ltd.
Series 2019-3A, Class A2 2.311% (LIBOR 3 Month + 2.07%), 07/15/2032(e) (g)	U.S.$	4,450	$4,462,674
Series 2019-3A, Class B 3.041% (LIBOR 3 Month + 2.80%), 07/15/2032(e) (g)		600	601,829
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 3.38% (LIBOR 3 Month + 3.15%), 01/20/2034(e) (g)		2,400	2,400,254
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.241% (LIBOR 3 Month + 1.00%), 04/15/2031(e) (g)		7,931	7,916,534
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.363% (LIBOR 3 Month + 1.14%), 04/18/2029(e) (g)		12,200	12,201,879
TIAA CLO II Ltd. Series 2017-1A, Class A 1.504% (LIBOR 3 Month + 1.28%), 04/20/2029(e) (g)		1,000	1,000,200
Venture CLO Ltd. Series 2017-27A, Class D 4.224% (LIBOR 3 Month + 4.00%), 07/20/2030(e) (g)		1,591	1,592,630
Voya CLO Ltd. Series 2019-1A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 04/15/2031(e) (g)		4,595	4,551,827
York CLO-7 Ltd. Series 2019-2A, Class A1 1.592% (LIBOR 3 Month + 1.37%), 01/22/2033(e) (g)		4,400	4,408,281

Total Collateralized Loan Obligations (cost $134,108,114)			135,286,734

BANK LOANS – 2.5%
Industrial – 2.3%
Basic – 0.0%
Illuminate Buyer, LLC 4.121% (LIBOR 1 Month + 4.00%), 06/30/2027(q)		1,327	1,329,169
Nouryon Finance B.V. (fka AkzoNobel) 3.129% (LIBOR 1 Month + 3.00%), 10/01/2025(q)		168	166,665

			1,495,834

Capital Goods – 0.3%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(q)		4,873	4,862,453
BWay Holding Company 3.381% (LIBOR 1 Month + 3.25%), 04/03/2024(q)		5,535	5,425,253

	Principal Amount (000)		U.S. $ Value

Garrett Motion SARL (aka Garrett Motion Inc.) 5.750% (PRIME 3 Month + 2.50%), 09/27/2025(q)	U.S.$	2,080	$2,063,875
Granite US Holdings Corporation 4.169% (LIBOR 2 Month + 4.00%), 09/30/2026(k) (q)		3,589	3,543,718

			15,895,299

Communications - Media – 0.1%
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.121% (LIBOR 1 Month + 3.00%), 05/01/2026(q)		248	244,221
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(q)		1,032	1,038,011
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(q)		933	929,344

			2,211,576

Communications - Telecommunications – 0.1%
Zacapa S.A R.L. 4.769% (LIBOR 3 Month + 4.50%), 07/02/2025(q)		3,341	3,348,772

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.621% (LIBOR 1 Month + 3.50%), 04/30/2026(q)		398	396,934
Navistar, Inc. 3.630% (LIBOR 1 Month + 3.50%), 11/06/2024(q)		2,691	2,684,577

			3,081,511

Consumer Cyclical - Other – 0.3%
Caesars Resort Collection, LLC 2.871% (LIBOR 1 Month + 2.75%), 12/23/2024(q)		4,553	4,471,470
Flutter Entertainment PLC 3.754% (LIBOR 3 Month + 3.50%), 07/10/2025(q)		330	330,434
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(k) (q)		111	125,414
Playtika Holding Corp. 7.000% (LIBOR 3 Month + 6.00%), 12/10/2024(q)		5,807	5,836,387
Scientific Games International, Inc. 2.871% (LIBOR 1 Month + 2.75%), 08/14/2024(q)		2,564	2,517,407

			13,281,112

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(q)	U.S.$	560	$558,654
Whatabrands LLC 2.877% (LIBOR 1 Month + 2.75%), 07/31/2026(q)		579	577,977

			1,136,631

Consumer Cyclical - Retailers – 0.0%
Bass Pro Group, LLC 5.750% (LIBOR 1 Month + 5.00%), 09/25/2024(q)		1,210	1,211,310
PetSmart, Inc. 4.500% (LIBOR 3 Month + 3.50%), 03/11/2022(q)		920	919,029

			2,130,339

Consumer Non-Cyclical – 0.5%
Aldevron, LLC 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026(q)		2,590	2,595,103
Alphabet Holding Company, Inc. (aka Nature’s Bounty) 7.871% (LIBOR 1 Month + 7.75%), 09/26/2025(q)		3,524	3,521,408
Froneri International Limited 5.871% (LIBOR 1 Month + 5.75%), 01/31/2028(k) (q)		322	326,227
Global Medical Response, Inc. (aka Air Medical) 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(q)		1,152	1,148,878
Kronos Acquisition Holdings, Inc. 12/22/2026(r)		3,820	3,816,028
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.871% (LIBOR 1 Month + 3.75%), 11/16/2025(q)		1,018	1,016,345
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(q)		5,977	5,980,204
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(q)		4,330	4,351,650

			22,755,843

Energy – 0.0%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(q)		1,599	1,589,628

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.1%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(q)	U.S.$	292	$282,917
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(q)		655	631,281
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(q)		77	74,291
Dealer Tire, LLC 4.371% (LIBOR 1 Month + 4.25%), 12/12/2025(q)		1,317	1,313,961
KAR Auction Services, Inc. 2.438% (LIBOR 1 Month + 2.25%), 09/19/2026(k) (q)		200	198,447
Rockwood Service Corporation 4.371% (LIBOR 1 Month + 4.25%), 01/23/2027(q)		182	181,711
RS IVY Holdco., Inc. 6.500% (LIBOR 3 Month + 5.50%), 12/23/2027(k) (q)		2,140	2,140,000

			4,822,608

Services – 0.2%
Allied Universal Holdco LLC (aka USAGM Holdco, LLC) 4.371% (LIBOR 1 Month + 4.25%), 07/10/2026(q)		410	410,207
Amentum Government Services Holdings LLC 3.621% (LIBOR 1 Month + 3.50%), 01/29/2027(q)		448	443,832
Garda World Security Corporation 4.990% (LIBOR 3 Month + 4.75%), 10/30/2026(q)		390	389,889
Parexel International Corporation 2.871% (LIBOR 1 Month + 2.75%), 09/27/2024(q)		2,660	2,655,423
Sabre GLBL, Inc. 4.750% (LIBOR 1 Month + 4.00%), 12/17/2027(k) (q)		930	938,724
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(q)		2,642	2,463,632
Verscend Holding Corp. 4.621% (LIBOR 1 Month + 4.50%), 08/27/2025(q)		1,950	1,949,956

			9,251,663

Technology – 0.6%
athenahealth, Inc. 4.633% (LIBOR 1 Month + 4.50%), 02/11/2026(q)		4,960	4,973,850

	Principal Amount (000)		U.S. $ Value

Avaya Inc. 4.377% (LIBOR 1 Month + 4.25%), 12/15/2024(q)	U.S.$	125	$124,843
Boxer Parent Company Inc. (aka BMC Software, Inc.) 4.371% (LIBOR 1 Month + 4.25%), 10/02/2025(q)		3,478	3,471,287
EIG Investors Corp. 01/27/2028(r)		9,760	9,729,549
Pitney Bowes Inc. 5.630% (LIBOR 1 Month + 5.50%), 01/07/2025(q)		2,836	2,824,013
Presidio Holdings Inc. 3.720% (LIBOR 3 Month + 3.50%), 01/22/2027(q)		1,640	1,637,462
Solera, LLC (Solera Finance, Inc.) 2.871% (LIBOR 1 Month + 2.75%), 03/03/2023(q)		2,049	2,038,720
Veritas US Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025(q)		5,746	5,769,551

			30,569,275

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.750% (LIBOR 1 Month + 4.75%), 04/29/2023(q)		687	697,191

			112,267,282

Financial Institutions – 0.1%
Insurance – 0.1%
Hub International Limited 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(k) (q)		2,862	2,865,915
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.121% (LIBOR 1 Month + 4.00%), 09/03/2026(q)		2,248	2,250,954

			5,116,869

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(q)		3,940	3,933,640

Total Bank Loans (cost $120,453,191)			121,317,791

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Non-Agency Fixed Rate CMBS – 1.7%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class C 4.903%, 07/15/2049	U.S.$	372	$371,313
BANK Series 2020-BN25, Class XA 0.887%, 01/15/2063(p)		65,855	4,420,067
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.344%, 05/15/2052(p)		10,909	1,025,204
Benchmark Mortgage Trust Series 2019-B13, Class XA 1.132%, 08/15/2057(p)		44,441	3,389,190
CD Mortgage Trust Series 2017-CD3, Class XA 1.008%, 02/10/2050(p)		14,772	705,771
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.668%, 05/10/2058(p)		14,049	946,088
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class C 5.181%, 09/10/2046		516	547,422
Series 2016-C3, Class XA 1.141%, 11/15/2049(p)		37,457	1,624,602
Commercial Mortgage Trust
Series 2014-CR15, Class XA 0.929%, 02/10/2047(p)		41,662	913,288
Series 2015-CR27, Class XA 0.935%, 10/10/2048(p)		6,481	239,617
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class D 3.764%, 04/15/2050(e)		670	493,629
Series 2019-C15, Class B 4.476%, 03/15/2052		960	1,097,530
GS Mortgage Securities Trust
Series 2011-GC5, Class C 5.376%, 08/10/2044(e)		375	315,375
Series 2011-GC5, Class D 5.376%, 08/10/2044(e)		14,025	8,577,813
Series 2014-GC22, Class D 4.692%, 06/10/2047(e)		1,805	1,394,472
Series 2016-GS3, Class XA 1.218%, 10/10/2049(p)		31,575	1,740,605
Series 2019-GC39, Class XA 1.138%, 05/10/2052(p)		15,730	1,090,766
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class B 3.977%, 10/15/2045(e)		2,411	2,417,678
Series 2012-C8, Class E 4.67%, 10/15/2045(e)		2,103	1,411,570

	Principal Amount (000)		U.S. $ Value

Series 2012-CBX, Class E 5.131%, 06/15/2045(e)	U.S.$	1,863	$847,201
Series 2012-LC9, Class E 4.419%, 12/15/2047(e)		7,500	5,933,620
Series 2012-LC9, Class G 4.419%, 12/15/2047(e)		831	588,830
Series 2016-JP2, Class XA 1.792%, 08/15/2049(p)		16,033	1,252,637
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class B 4.341%, 08/15/2047		1,599	1,689,211
Series 2014-C21, Class D 4.658%, 08/15/2047(e)		3,450	3,074,646
Series 2014-C24, Class C 4.407%, 11/15/2047		5,869	5,674,518
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class XA 1.134%, 07/15/2050(p)		10,677	523,919
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.943%, 11/13/2052(p)		37,325	2,424,321
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		1,072	619,106
LCCM Series 2017-LC26, Class XA 1.433%, 07/12/2050(e) (p)		44,956	2,868,021
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class D 4. 118%, 05/15/2046(e)		680	596,981
Series 2014-C18, Class C 4.529%, 10/15/2047		4,408	4,602,810
Series 2015-C22, Class XA 1.032%, 04/15/2048(p)		12,183	391,715
UBS Commercial Mortgage Trust
Series 2012-C1, Class D 5.569%, 05/10/2045(e)		2,000	1,558,492
Series 2017-C1, Class XA 1.525%, 06/15/2050(p)		8,212	603,002
Series 2019-C16, Class XA 1.557%, 04/15/2052(p)		16,860	1,617,851
Series 2019-C18, Class XA 1.042%, 12/15/2052(p)		44,449	3,034,700
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class B 3.649%, 03/10/2046(e)		2,414	2,437,031
Series 2013-C5, Class C 4.084%, 03/10/2046(e)		782	756,809
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.31%, 04/15/2050(p)		8,250	305,362

	Principal Amount (000)		U.S. $ Value

Series 2016-C36, Class XA 1.281%, 11/15/2059(p)	U.S.$	50,146	$2,516,581
Series 2016-LC24, Class XA 1.654%, 10/15/2049(p)		30,916	2,190,348
Series 2016-LC25, Class XA 0.967%, 12/15/2059(p)		19,782	735,281
Series 2019-C52, Class XA 1.617%, 08/15/2052(p)		19,977	2,108,505
WFRBS Commercial Mortgage Trust
Series 2011-C4, Class E 5.193%, 06/15/2044(e)		489	296,563
Series 2014-LC14, Class C 4.344%, 03/15/2047		134	138,900

			82,108,961

Non-Agency Floating Rate CMBS – 0.6%
BFLD Series 2019-DPLO, Class E 2.366% (LIBOR 1 Month + 2.24%), 10/15/2034(e) (g)		11,227	11,069,778
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.148% (LIBOR 1 Month + 3.02%), 12/19/2030(e) (g)		1,994	1,951,631
Great Wolf Trust Series 2019-WOLF, Class D 2.059% (LIBOR 1 Month + 1.93%), 12/15/2036(e) (g)		12,005	11,785,252
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.126% (LIBOR 1 Month + 4.00%), 05/15/2036(e) (g)		1,651	1,107,398

			25,914,059

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.106%, 11/16/2045(p)		165	376

Total Commercial Mortgage-Backed Securities (cost $118,618,578)			108,023,396

EMERGING MARKETS - CORPORATE BONDS – 2.0%
Industrial – 1.8%
Basic – 0.7%
Braskem Idesa Sapi 7.45%, 11/15/2029(e)		200	194,062
Braskem Netherlands Finance BV 4.50%, 01/31/2030(e)		5,877	5,957,221
Consolidated Energy Finance SA 6.875%, 06/15/2025(e)		787	801,512
CSN Resources SA 7.625%, 02/13/2023-04/17/2026(e)		5,342	5,613,705

	Principal Amount (000)		U.S. $ Value

Eldorado Gold Corp. 9.50%, 06/01/2024(e)	U.S.$	4,117	$4,574,481
First Quantum Minerals Ltd. 6.875%, 10/15/2027(e)		2,310	2,493,356
7.25%, 04/01/2023(e)		1,952	1,991,148
7.50%, 04/01/2025(e)		410	424,350
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(e)		4,123	4,411,610
Sasol Financing USA LLC 5.875%, 03/27/2024		1,467	1,549,060
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(e)		4,716	5,056,731

			33,067,236

Capital Goods – 0.2%
Cemex SAB de CV 7.375%, 06/05/2027(e)		697	786,564
Embraer Netherlands Finance BV 5 .40%, 02/01/2027		4,430	4,631,565
6.95%, 01/17/2028(e)		2,058	2,305,474
Odebrecht Finance Ltd. 4.375%, 04/25/2025(j) (n)		6,760	318,190
5.25%, 06/27/2029(j) (n)		2,103	97,021

			8,138,814

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(e)		996	1,042,438
VTR Finance NV 6.375%, 07/15/2028(e)		541	586,999

			1,629,437

Communications - Telecommunications – 0.1%
Digicel Group 0.5 Ltd. 7.00%, 02/16/2021(f) (l) (m)		79	26,737
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(e) (l)		476	290,996
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(l)		1,322	1,237,043
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. 8.75%, 05/25/2024(e)		339	353,760
MTN Mauritius Investments Ltd. 5.373%, 02/13/2022(e)		701	720,935
VTR Comunicaciones SpA 5.125%, 01/15/2028(e)		759	808,809

			3,438,280

Consumer Cyclical - Other – 0.2%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(e)		200	209,004
5.625%, 07/17/2027(e)		2,333	2,439,443

	Principal Amount (000)		U.S. $ Value

MGM China Holdings Ltd. 5.25%, 06/18/2025(e)	U.S.$	895	$926,884
5.375%, 05/15/2024(e)		569	585,714
5.875%, 05/15/2026(e)		598	626,031
Studio City Finance Ltd. 6.00%, 07/15/2025(e)		1,088	1,139,680
6.50%, 01/15/2028(e)		998	1,069,108
Wynn Macau Ltd. 5.50%, 01/15/2026(e)		2,168	2,229,680
5.625%, 08/26/2028(e)		1,919	1,973,596

			11,199,140

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(e)		941	986,286
BRF SA 4.875%, 01/24/2030(e)		4,401	4,657,050
Cosan Ltd. 5.50%, 09/20/2029(e)		437	469,120
Minerva Luxembourg SA 6.50%, 09/20/2026(e)		261	274,199
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(h) (j) (k) (l) (m) (n)		867	26,095
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(e)		609	659,242
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(i) (j) (m)		4,738	49,417
10.875%, 01/13/2020(i) (j) (m)		750	150,000
11.75%, 02/09/2022(j) (m) (n)		1,690	8,429

			7,279,838

Energy – 0.4%
Geopark Ltd. 5.50%, 01/17/2027(e)		410	410,512
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(e)		1,998	1,389,349
Leviathan Bond Ltd. 6.125%, 06/30/2025(e)		1,763	1,941,112
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(e)		1,031	1,096,082
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(e)		1,532	1,591,365
MV24 Capital BV 6.748%, 06/01/2034(e)		1,696	1,843,129
Peru LNG Srl 5.375%, 03/22/2030(e)		3,305	2,949,712
Petrobras Global Finance BV 6.90%, 03/19/2049		7,273	8,718,509

			19,939,770

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
Rumo Luxembourg SARL 7.375%, 02/09/2024(e)	U.S.$	1,250	$1,295,313

			85,987,828

Utility – 0.1%
Electric – 0.1%
AES Gener SA 6.35%, 10/07/2079(e)		1,816	1,974,900
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(e)		2,251	2,596,810
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(e)		1,396	1,453,934
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(e)		839	943,847
Terraform Global Operating LLC 6.125%, 03/01/2026(m)		289	296,710

			7,266,201

Financial Institutions – 0.1%
Banking – 0.0%
Fidelity Bank PLC 10.50%, 10/16/2022(e)		575	622,797

Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(e) (l)		3,138	3,356,875

			3,979,672

Total Emerging Markets - Corporate Bonds (cost $106,958,719)			97,233,701

EMERGING MARKETS - TREASURIES – 2.0%
Brazil – 1.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023-01/01/2025 BRL		426,115	85,105,862

Dominican Republic – 0.1%
Dominican Republic International Bond 16.95%, 02/04/2022(e)	DOP	149,900	2,844,333

South Africa – 0.2%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 ZAR		135,695	8,561,730

Total Emerging Markets - Treasuries (cost $102,067,743)			96,511,925

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 1.5%
Other ABS - Fixed Rate – 0.8%
CLUB Credit Trust Series 2017-P2, Class C 4.91%, 01/15/2024(e)	U.S.$	1,273	$1,284,248
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-20, Class PT 10.33%, 11/16/2043(m)		1,213	1,189,030
Series 2019-36, Class PT 13.236%, 10/17/2044(m)		1,429	1,387,146
Series 2019-43, Class PT 6.192%, 11/15/2044(m)		922	891,301
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class C 5.21%, 07/15/2025(e)		3,255	3,271,785
Marlette Funding Trust
Series 2018-3A, Class C 4.63%, 09/15/2028(e)		4,539	4,608,990
Series 2018-4A, Class C 4.91%, 12/15/2028(e)		558	570,521
Series 2019-2A, Class C 4.11%, 07/16/2029(e)		2,692	2,761,007
Series 2019-3A, Class C 3.79%, 09/17/2029(e)		4,413	4,491,826
SoFi Consumer Loan Program LLC
Series 2016-1, Class R Zero Coupon, 08/25/2025(h) (k) (m)		2,118	395,215
Series 2016-5, Class R Zero Coupon, 09/25/2028(h) (k) (m)		24	419,317
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(h) (k) (m)		17	384,537
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 02/25/2027(h) (k) (m)		37	1,338,725
Series 2018-2, Class C 4.25%, 04/26/2027(e)		1,400	1,456,558
Series 2018-3, Class C 4.67%, 08/25/2027(e)		4,611	4,771,583
Series 2019-2, Class D 4.20%, 04/25/2028(e)		1,000	1,041,611
Series 2019-3, Class D 3.89%, 05/25/2028(e)		5,378	5,588,374
Series 2019-4, Class D 3.48%, 08/25/2028(e)		3,000	3,070,656

			38,922,430

Autos - Fixed Rate – 0.7%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C 4.73%, 09/20/2024(e)		2,372	2,471,285

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2016-C, Class E 8.39%, 09/15/2023(e)	U.S.$	1,500	$1,522,943
CPS Auto Trust
Series 2016-D, Class E 6.86%, 04/15/2024(e)		3,000	3,053,497
Series 2017-A, Class E 7.07%, 04/15/2024(e)		4,200	4,342,080
Exeter Automobile Receivables Trust
Series 2017-1A, Class D 6.20%, 11/15/2023(e)		2,000	2,062,177
Series 2017-3A, Class D 5.28%, 10/15/2024(e)		4,370	4,573,599
Series 2019-2A, Class E 4.68%, 05/15/2026(e)		2,670	2,844,807
Series 2019-3A, Class E 4.00%, 08/17/2026(e)		4,355	4,579,869
First Investors Auto Owner Trust Series 2017-1A, Class E 5.86%, 11/15/2023(e)		450	458,676
Flagship Credit Auto Trust
Series 2017-1, Class E 6.46%, 12/15/2023(e)		1,000	1,037,382
Series 2018-3, Class D 4.15%, 12/16/2024(e)		670	708,005
Series 2019-4, Class E 4.11%, 03/15/2027(e)		2,970	3,165,478
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(e)		2,551	2,677,844

			33,497,642

Total Asset-Backed Securities (cost $75,343,750)			72,420,072

INFLATION-LINKED SECURITIES – 1.4%
United States – 1.4%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS) (cost $61,460,433)		61,511	66,336,110

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Bahrain – 0.1%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(e)		668	743,150
8.375%, 11/07/2028(e)		3,912	4,579,485

			5,322,635

Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(e)		212	240,355

	Principal Amount (000)		U.S. $ Value

Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(e)	U.S.$	200	$223,438

			463,793

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(e)		2,044	2,252,999
5.71%, 11/15/2023(e)		277	307,138

			2,560,137

Kazakhstan – 0.1%
KazMunayGas National Co. JSC 4.75%, 04/24/2025(e)		768	874,320
5.375%, 04/24/2030(e)		1,940	2,382,562

			3,256,882

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(e)		3,739	4,213,105

Mexico – 0.7%
Petroleos Mexicanos 5.95%, 01/28/2031		11,914	11,304,956
6.49%, 01/23/2027		1,455	1,498,650
6.50%, 01/23/2029		403	401,630
6.75%, 09/21/2047		6,236	5,437,792
6.84%, 01/23/2030		5,324	5,330,655
6.95%, 01/28/2060		4,846	4,215,536
7.69%, 01/23/2050		5,648	5,330,300

			33,519,519

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(e)		1,008	1,211,336

South Africa – 0.0%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(e)		1,169	1,242,793

Ukraine – 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(e)		2,168	2,205,940

United Arab Emirates – 0.0%
DP World Crescent Ltd. 3.875%, 07/18/2029(e)		296	322,918
DP World PLC 5.625%, 09/25/2048(e)		696	869,347

			1,192,265

Total Quasi-Sovereigns (cost $50,007,909)			55,188,405

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 1.0%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	864	$890,460
4.125%, 05/15/2051		4,097	4,291,607

			5,182,067

Israel – 0.2%
Israel Government International Bond 2.75%, 07/03/2030		7,916	8,660,599

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		1,205	1,348,847
4.75%, 04/27/2032		2,706	3,157,564

			4,506,411

Panama – 0.1%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,330	5,804,703

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026		247	261,357
2.783%, 01/23/2031		719	774,947

			1,036,304

Qatar – 0.2%
Qatar Government International Bond 3.375%, 03/14/2024(e)		4,399	4,753,669
3.40%, 04/16/2025(e)		1,074	1,182,407
3.75%, 04/16/2030(e)		1,810	2,104,691
3.875%, 04/23/2023(e)		861	923,422

			8,964,189

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(e)		3,031	3,257,378
3.25%, 10/22/2030(e)		3,774	4,104,225

			7,361,603

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(e)		2,587	2,755,155
3.125%, 04/16/2030(e)		4,640	5,173,600

			7,928,755

Total Governments - Sovereign Bonds (cost $45,310,074)			49,444,631

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	13,212,400

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032	U.S.$	10,400	$15,860,416
Series GDIF 6.75%, 09/15/2029		4,606	6,783,349
6.75%, 03/15/2031		4,000	6,077,880

Total Agencies (cost $36,131,467)			41,934,045

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.7%
Canada – 0.7%
Province of Alberta Canada 3.40%, 12/01/2023 CAD		5,934	5,035,187
Province of British Columbia Canada Series T 9.00%, 08/23/2024		3,539	3,597,035
Province of Quebec Canada 8.50%, 04/01/2026		12,134	13,151,406
Province of Saskatchewan Canada 3.20%, 06/03/2024		12,746	10,864,925

Total Local Governments - Provincial Bonds (cost $30,005,348)			32,648,553

	Shares

PREFERRED STOCKS – 0.2%
Industrial – 0.2%
Auto Components – 0.1%
Exide Corp. 0.00%(h) (j) (k)		3,093	2,404,807

Capital Goods – 0.1%
Stanley Black & Decker, Inc. Series C 5.00%		4,000	4,818,048

			7,222,855

Financial Institutions – 0.0%
Banking – 0.0%
Paysafe Holdings UK Ltd. 0.00%(j) (k)		974,025	1,121,955

Total Preferred Stocks (cost $7,138,521)			8,344,810

COMMON STOCKS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Berry Corp.		137,884	530,853
Denbury, Inc.(j)		26,032	744,776
Golden Energy Offshore Services AS(j)		1,497,659	237,792
Paragon Litigation - Class B(j) (k)		15,538	97,113
Paragon Litigation - Class A(j) (k)		10,360	1,036
Tervita Corp.(j)		116,270	276,411
Vantage Drilling International(j)		16,001	20,161
Whiting Petroleum Corp.(j)		12,942	263,240

			2,171,382

Company	Shares		U.S. $ Value

Consumer Discretionary – 0.0%
Auto Components – 0.0%
ATD New Holdings, Inc.(j) (k)		29,486	$1,024,639
Exide Corp.(h) (j) (k)		497	931,875
Exide Technologies(h) (j) (k)		585,460	0
Exide Technologies/Old(h) (j) (k)		45,970	0

			1,956,514

Information Technology – 0.0%
IT Services – 0.0%
Paysafe Group Ltd.(j) (k)		3,109	1,091,353

Software – 0.0%
Monitronics International, Inc.(j)		68,348	615,132

			1,706,485

Consumer Staples – 0.0%
Food & Staples Retailing – 0.0%
Southeastern Grocers, Inc.(h) (j) (k)		16,421	1,066,298

Communication Services – 0.0%
Media – 0.0%
iHeartMedia, Inc. - Class A(j)		1,690	24,572

Total Common Stocks (cost $12,842,450)			6,925,251

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030 (cost $2,560,000)	U.S.$	2,560	3,261,696

	Shares

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(j)		2,936	16,853
Encore Automotive Acceptance, expiring 07/05/2031(h) (j) (k)		12	0
Flexpath Capital, Inc., expiring 04/15/2031(h) (j) (k)		17,195	0
iHeartMedia, Inc., expiring 05/01/2039(j)		12,695	179,634
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(j)		2,475	55

Company	Shares		U.S. $ Value

SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(j)		1,042	$27

Total Warrants (cost $203,120)			196,569

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(s) (t) (u) (cost $89,797,217)		89,797,217	89,797,217

	Principal Amount (000)

Governments - Treasuries – 0.3%
Egypt – 0.3%
Egypt Treasury Bills
Series 182D Zero Coupon, 03/23/2021	EGP	152,575	9,532,490
Series 364D Zero Coupon, 03/16/2021		41,125	2,578,414

Total Governments - Treasuries (cost $12,104,760)			12,110,904

Total Short-Term Investments (cost $101,901,977)			101,908,121

Total Investments – 132.5% (cost $6,150,177,301)(v)			6,339,642,526
Other assets less liabilities – (32.5)%			(1,554,353,221)

Net Assets – 100.0%			$4,785,289,305

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-BOBL Futures	9	March 2021	$1,477,193	$2,393
Long Gilt Futures	13	March 2021	2,388,048	(1,617)
U.S. T-Note 5 Yr (CBT) Futures	4,749	March 2021	597,780,375	911,291
U.S. T-Note 10 Yr (CBT) Futures	1,217	March 2021	166,767,031	(1,048,020)
U.S. Ultra Bond (CBT) Futures	89	March 2021	18,219,969	(22,789)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	16	March 2021	4,296,936	46,972
Euro-Bund Futures	57	March 2021	12,260,794	(5,097)
Euro-Schatz Futures	437	March 2021	59,565,670	874
U.S. 10 Yr Ultra Futures	8	March 2021	1,230,625	24,114
U.S. T-Note 2 Yr (CBT) Futures	754	March 2021	166,616,328	(177,654)

				$(269,533)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	11,717	RUB	868,325	03/24/2021	$(295,266)
BNP Paribas SA	GBP	1,272	USD	1,733	04/09/2021	(10,329)
Citibank, NA	EUR	19,780	USD	23,942	03/17/2021	(85,650)
Citibank, NA	USD	23,812	EUR	19,430	03/17/2021	(210,223)
Credit Suisse International	USD	9,398	ZAR	139,151	02/04/2021	(200,825)
Credit Suisse International	MXN	758,438	USD	38,043	02/25/2021	1,132,682
Goldman Sachs Bank USA	BRL	231,910	USD	43,769	02/02/2021	1,383,132
Goldman Sachs Bank USA	USD	42,351	BRL	231,910	02/02/2021	34,832
Goldman Sachs Bank USA	BRL	34,009	USD	6,306	03/02/2021	95,007
HSBC Bank USA	USD	10,214	IDR	143,023,689	04/15/2021	(104,274)
JPMorgan Chase Bank, NA	USD	10,230	MXN	205,988	02/25/2021	(204,913)
Morgan Stanley Capital Services, Inc.	BRL	30,954	USD	5,844	03/02/2021	191,311
Natwest Markets PLC	BRL	345,717	USD	63,134	02/02/2021	(51,925)
Natwest Markets PLC	USD	64,614	BRL	345,717	02/02/2021	(1,427,756)
Natwest Markets PLC	BRL	345,717	USD	64,566	03/02/2021	1,429,683
Natwest Markets PLC	USD	14,258	EUR	11,763	03/17/2021	30,235
Standard Chartered Bank	IDR	61,334,236	USD	4,344	04/15/2021	9,103
State Street Bank & Trust Co.	BRL	115,989	USD	21,894	02/02/2021	694,659
State Street Bank & Trust Co.	USD	415	BRL	2,182	02/02/2021	(16,203)
State Street Bank & Trust Co.	ZAR	99,938	USD	6,453	02/04/2021	(152,844)
State Street Bank & Trust Co.	USD	368	EUR	300	03/17/2021	(4,085)
UBS AG	CAD	41,764	USD	32,623	02/18/2021	(38,909)
UBS AG	EUR	84,831	USD	103,626	03/17/2021	581,234
UBS AG	RUB	2,837,980	USD	38,173	03/24/2021	844,546

						$3,623,222

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00%	Quarterly	3.16%	USD	28,100	$2,443,389	$984,272	$1,459,117
iTraxx -Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.53	EUR	19,861	2,579,036	(218,123)	2,797,159
Republic of Colombia, 10.375%, 01/28/33, 06/20/2025*	1.00	Quarterly	0.99	USD	5,872	2,237	(309,827)	312,064
Russian Federation, 7.50%, 03/31/2030, 06/20/2025*	1.00	Quarterly	0.86	USD	5,872	37,973	(240,680)	278,653

						$5,062,635	$215,642	$4,846,993

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	109,350	04/20/2023	2.850%	3 Month LIBOR	Semi- Annual/Quarterly	$(7,325,672)	$—	$(7,325,672)
USD	46,860	04/02/2024	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(4,240,161)	—	(4,240,161)
USD	30,755	02/10/2025	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,299,321)	—	(2,299,321)
USD	6,010	06/09/2025	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	(552,633)	—	(552,633)
USD	10,000	01/11/2027	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(951,973)	—	(951,973)
USD	11,920	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,218,577)	—	(1,218,577)

						$(16,588,337)	$—	$(16,588,337)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	12.50%	USD	5,000	$(2,098,639)	$(121,647)	$(1,976,992)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	4,000	(1,678,911)	(601,075)	(1,077,836)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,187	(307,651)	(314,561)	6,910
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	2,227	(577,201)	(546,450)	(30,751)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	162	(42,026)	(10,060)	(31,966)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	2,227	(577,201)	(540,986)	(36,215)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	2,969	$(769,515)	$(721,233)	$(48,282)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	643	(166,601)	(71,420)	(95,181)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,146	(296,833)	(179,868)	(116,965)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,529	(396,037)	(152,727)	(243,310)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	3,250	(841,804)	(329,908)	(511,896)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5,000	(1,295,083)	(597,466)	(697,617)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5,000	(1,295,084)	(503,590)	(791,494)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5,000	(1,295,084)	(496,305)	(798,779)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5,300	(1,372,789)	(326,249)	(1,046,540)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,557	(2,475,422)	(949,126)	(1,526,296)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,557	(2,475,422)	(939,574)	(1,535,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,557	(2,475,422)	(939,574)	(1,535,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,029	(2,338,662)	(766,179)	(1,572,483)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	12,000	(3,109,200)	(1,494,791)	(1,614,409)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,564	(2,477,236)	(590,042)	(1,887,194)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	11,206	(2,902,541)	(686,344)	(2,216,197)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	13,500	$(3,496,725)	$(1,174,151)	$(2,322,574)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	13,543	(3,507,862)	(1,143,450)	(2,364,412)
Towd Point Mortgage Trust REMIC, 2.750%, 04/25/2057*	0.45	Monthly	0.45	USD	7,651	(13,392)	—	(13,392)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	567	(42,305)	(22,060)	(20,245)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	1,136	(84,758)	(45,035)	(39,723)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	2,839	(211,821)	(110,454)	(101,367)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	6,500	(484,972)	(344,744)	(140,228)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	15,000	(1,120,000)	(416,079)	(703,921)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,220	(2,388,134)	(1,095,039)	(1,293,095)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	17,343	(4,493,572)	(2,110,628)	(2,382,944)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	23,700	(1,768,283)	(1,019,671)	(748,612)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	10,000	(2,590,166)	(1,556,534)	(1,033,632)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	20,000	(5,180,333)	(2,837,576)	(2,342,757)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	16,500	(6,925,508)	(3,662,171)	(3,263,337)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	6,323	(1,637,763)	(1,007,025)	(630,738)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	8,827	$(2,286,340)	$(1,426,050)	$(860,290)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,029	(2,338,661)	(762,521)	(1,576,140)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	11,909	(3,085,622)	(1,357,977)	(1,727,645)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	14,291	(3,702,798)	(1,632,695)	(2,070,103)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	13,000	(3,367,217)	(1,295,123)	(2,072,094)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	32,853	(8,509,474)	(4,496,638)	(4,012,836)
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	3.11	EUR	1,742	(181,430)	(303,725)	122,295
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	3.11	EUR	1,638	(170,599)	(283,982)	113,383
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	3,748	(1,573,660)	(714,127)	(859,533)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	12.50	USD	3,869	(1,624,464)	(726,531)	(897,933)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	3,000	(777,050)	(186,004)	(591,046)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4,514	(1,169,201)	(381,122)	(788,079)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9,543	(2,471,796)	(1,057,537)	(1,414,259)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	293	(21,864)	(11,815)	(10,049)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	547	(141,682)	(44,790)	(96,892)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	7,808	$(2,022,402)	$(472,399)	$(1,550,003)

						$(98,654,218)	$(43,576,828)	$(55,077,390)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2021
Barclays Capital, Inc.†	2,135	USD	(0.50	)%*	—	$2,135,000
First Boston†	8,352	EUR	(1.50	)%*	—	10,135,566
First Boston†	1,900	USD	(0.50	)%*	—	1,899,520
First Boston†	1,908	USD	(0.25	)%*	—	1,908,000
First Boston†	2,729	USD	(0.05	)%*	—	2,728,625
HSBC Securities (USA), Inc.†	160,768	USD	0.13%		—	160,811,041
HSBC Securities (USA), Inc.†	87,550	USD	0.15%		—	87,577,724
JPMorgan Chase Bank†	42,949	USD	0.08%		—	42,959,057
JPMorgan Chase Bank†	264,720	USD	0.17%		—	264,776,253

						$574,930,786

*	Interest payment due from counterparty.
†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2021.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Government-Treasuries	$556,124,075	$—	$—	$—	$556,124,075
Corporates - Investment Grade	10,135,566	—	—	—	10,135,566
Corporates - Non-Investment Grade	2,135,000	—	—	—	2,135,000
Emerging Markets - Sovereigns	6,536,145	—	—	—	6,536,145

Total	$574,930,786	$—	$—	$—	$574,930,786

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $1,457,611,744 or 30.5% of net assets.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(h)	Fair valued by the Adviser.
(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2021.
(m)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.53% of net assets as of January 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-20, Class PT 10.33%, 11/16/2043	09/27/2018	$1,212,720	$1,189,030	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.236%, 10/17/2044	09/04/2019	1,419,687	1,387,146	0.03%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.192%, 11/15/2044	01/09/2019	919,045	891,301	0.02%
Digicel Group 0.5 Ltd. 7.00%, 02/16/2021	06/19/2000	7,644	26,737	0.00%
Exide Global Holding NETH 10.75%, 06/30/2024	10/23/2020	911,834	1,083,587	0.02%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/21/2019	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	12/01/2019	692,006	0	0.00%
Home Re Ltd. Series 2019-1, Class B1 4.48%, 05/25/2029	12/20/2019	2,073,997	1,974,939	0.04%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.38%, 11/25/2024	11/06/2015	791,181	773,646	0.02%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.63%, 10/25/2025	09/18/2018	1,463,479	1,354,912	0.03%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	861,787	0	0.00%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128%, 03/27/2024	03/21/2019	2,085,894	1,990,054	0.04%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.878%, 05/27/2023	06/07/2019	3,209,047	3,099,023	0.06%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.828%, 10/27/2022	01/11/2019	1,176,265	1,176,166	0.02%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.478%, 02/27/2023	02/11/2000	$5,622,791	$5,566,465	0.12%
Radnor Re Ltd. Series 2018-1, Class B1 3.93%, 03/25/2028	12/23/2019	1,541,064	1,523,422	0.03%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/19/2017	680,401	395,215	0.01%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 09/25/2028	06/23/2017	1,275,923	419,317	0.01%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,758,337	384,537	0.01%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 0.0%, 02/25/2027	02/01/2018	3,677,430	1,338,725	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	289,000	296,710	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	1,804,783	26,095	0.00%
Virgolino de Oliveira Finance SA 10.50%, 02/09/2022	06/19/2013	3,510,949	49,417	0.00%
Virgolino de Oliveira Finance SA 10.875%, 02/09/2022	06/09/2014	745,965	150,000	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/31/2014	916,308	8,429	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.38%, 11/25/2025	09/06/2016	532,543	515,831	0.01%

(n)	Defaulted.
(o)	Inverse interest only security.
(p)	IO - Interest Only.
(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2021.
(r)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(s)	Affiliated investments.
(t)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(u)	The rate shown represents the 7-day yield as of period end.
(v)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $297,051,653 and gross unrealized depreciation of investments was $(171,051,473), resulting in net unrealized appreciation of $126,000,180.

Currency Abbreviations:
BRL – Brazilian Real
CAD – Canadian Dollar
DOP – Dominican Peso
EGP – Egyptian Pound
EUR – Euro
GBP – Great British Pound

IDR – Indonesian Rupiah

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

January 31, 2021 (unaudited)

81.0%	United States
2.2%	Brazil
1.5%	Mexico
1.1%	Canada
0.8%	United Kingdom
0.8%	South Africa
0.7%	Cayman Islands
0.7%	France
0.6%	Italy
0.6%	Russia
0.5%	Egypt
0.4%	Dominican Republic
0.4%	Netherlands
7.1%	Other
1.6%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following: Angola, Australia, Bahrain, Bermuda, Chile, China, Colombia, Costa Rica, Denmark, Ecuador, El Salvador, Finland, Germany, Ghana, Guatemala, Honduras, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Kuwait, Lebanon, Luxembourg, Macau, Malaysia, Nigeria, Norway, Oman, Pakistan, Panama, Peru, Qatar, Saudi Arabia, Senegal, Spain, Sri Lanka, Sweden, Switzerland, Turkey, United Arab Emirates and Zambia.

AB Bond Fund, Inc.

AB Income Fund

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$2,418,098,139	$—		$2,418,098,139
Mortgage Pass-Throughs	—	1,143,643,734	—		1,143,643,734
Corporates - Investment Grade	—	665,381,369	—		665,381,369
Corporates - Non-Investment Grade	—	539,832,391	10,475,170	(a)	550,307,561
Collateralized Mortgage Obligations	—	346,011,996	—		346,011,996
Emerging Markets - Sovereigns	—	219,217,917	—		219,217,917
Collateralized Loan Obligations	—	135,286,734	—		135,286,734
Bank Loans	—	111,179,346	10,138,445		121,317,791
Commercial Mortgage-Backed
Securities	—	108,023,396	—		108,023,396
Emerging Markets - Corporate Bonds	—	97,207,606	26,095		97,233,701
Emerging Markets - Treasuries	—	96,511,925	—		96,511,925
Asset-Backed Securities	—	69,882,278	2,537,794		72,420,072
Inflation-Linked Securities	—	66,336,110	—		66,336,110
Quasi-Sovereigns	—	55,188,405	—		55,188,405
Governments - Sovereign Bonds	—	49,444,631	—		49,444,631
Agencies	—	41,934,045	—		41,934,045
Local Governments - Provincial Bonds	—	32,648,553	—		32,648,553
Preferred Stocks	—	4,818,048	3,526,762		8,344,810
Common Stocks	2,692,776	20,161	4,212,314	(a)	6,925,251
Local Governments - US Municipal
Bonds	—	3,261,696	—		3,261,696
Warrants	196,569	—	0	(a)	196,569
Short-Term Investments:
Investment Companies	89,797,217	—	—		89,797,217
Governments - Treasuries	—	12,110,904	—		12,110,904

Total Investments in Securities	92,686,562	6,216,039,384	30,916,580		6,339,642,526
Other Financial Instruments(b):
Assets:
Futures	985,644	—	—		985,644
Forward Currency Exchange
Contracts	—	6,426,424	—		6,426,424
Centrally Cleared Credit Default
Swaps	—	5,062,635	—		5,062,635
Liabilities:
Futures	(1,255,177)	—	—		(1,255,177)
Forward Currency Exchange
Contracts	—	(2,803,202)	—		(2,803,202)
Centrally Cleared Interest Rate Swaps	—	(16,588,337)	—		(16,588,337)
Credit Default Swaps	—	(98,654,218)	—		(98,654,218)
Reverse Repurchase Agreements	(574,930,786)	—	—		(574,930,786)

Total	$(482,513,757)	$6,109,482,686	$30,916,580		$5,657,885,509

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$26,220	$280,470	$216,893	$89,797	$2